UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09079
                                                     ---------

                         Morgan Keegan Select Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               Morgan Keegan Tower
                               Fifty Front Street
                            Memphis, Tennessee 38103
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

      Registrant's telephone number, including area code: (901) 524-4100
                                                          --------------

                              Allen B. Morgan, Jr.
                               Morgan Keegan Tower
                               Fifty Front Street
                            Memphis, Tennessee 38103
                    -----------------------------------------
                     (Name and address of agent for service)

                                 with copies to

                              Arthur J. Brown, Esq.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Ave., N.W.
                           Washington, D.C. 20036-1800

                     Date of fiscal year end:   June 30, 2003
                                               ---------------
                     Date of reporting period:  June 30, 2003
                                               ---------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1):

                                           [GRAPHIC OMITTED]
       Regions
       Morgan Keegan
       Select
       Funds

                                  ANNUAL REPORT

                                  JUNE 30, 2003

Each fund is a series of Morgan Keegan Select Fund, Inc.

                                TABLE OF CONTENTS


          Introduction                                       1

          Letter to Shareholders                             2

          Capital Growth Fund
            Portfolio Commentary/Schedule of Investments     4

          Financial Fund
            Portfolio Commentary/Schedule of Investments     9

          Intermediate Bond Fund
            Portfolio Commentary/Schedule of Investments    13

          High Income Fund
            Portfolio Commentary/Schedule of Investments    23

          Index Descriptions                                38

          Statements of Assets and Liabilities              40

          Statements of Operations                          42

          Statements of Changes in Net Assets               44

          Notes to Financial Statements                     46

          Financial Highlights                              52

          Board of Directors and Officers                   59

                         MORGAN KEEGAN SELECT FUND, INC.
                                  Introduction


Morgan Keegan Select Fund, Inc. is a growing family of funds which currently consists of four funds.

     -    Regions Morgan Keegan Select Capital Growth Fund

     -    Regions Morgan Keegan Select Financial Fund

     -    Regions Morgan Keegan Select Intermediate Bond Fund

     -    Regions Morgan Keegan Select High Income Fund

The Capital Growth Fund seeks to provide capital appreciation through equity investments in domestic companies. The fund gives consideration, among other things, to a company's overall financial health and prospects. The fund targets companies with attractive return on equity ratios, earnings growth rates, and price-to-earnings ratios, relative to their historical averages and to the ratios and performances of their industry peers.

The Financial Fund seeks to provide long-term capital appreciation through equity investments in companies within the financial services industry. The fund targets large, regional and community banks and thrift institutions as well as other financial services companies. Investments are chosen with consideration given to a company's market growth, growth and innovation in product offerings and growth demographics. Additionally, fundamental measures such as return on assets, return on equity, quality of assets, adequacy of loan loss reserves, and operating efficiency are given weight in security selection. Please be advised that any fund concentrating most of its investments in a single industry will be more susceptible to factors adversely affecting issues within that industry than would a more diversified fund.

The Intermediate Bond Fund seeks to provide a high level of income by investing in intermediate-maturity, investment-grade bonds. The fund seeks capital growth as a secondary objective when consistent with the fund's primary objective. The fund targets investment-grade debt securities with effective maturities between one and ten years. The fund is not required to sell a security that is downgraded subsequent to purchase, but will consider what action, including sale, is in the best interest of the fund and shareholders. The fund invests in securities that offer the most attractive value relative to alternative investments.

The High Income Fund seeks to provide a high level of income primarily by investing in below-investment-grade debt securities. The fund seeks capital growth as a secondary objective when consistent with the fund's primary objective. The fund invests in securities that offer the most attractive value relative to alternative investments. Please be advised that below-investment-grade bonds involve a higher credit risk, which is the risk that the issuer will not make interest or principal payments when due. An economic downturn or period of rising interest rates could adversely affect the ability of issuers to service primary obligations and an unanticipated default could cause the fund to experience a reduction in value of its shares.

Please call for a prospectus and read it carefully before investing.

                         MORGAN KEEGAN SELECT FUND, INC.
                             Letter to Shareholders

Dear Fellow Shareholders:

The twelve months ended June 30, 2003 brought some much needed relief to the financial markets, and that momentum actually increased in the last six months. The major uncertainty surrounding Operation Iraqi Freedom is over, the insecurity that plagued the marketplace after September 11/th/ has been calmed, and the rash of corporate scandals has begun to diminish. We are pleased to announce that the Morgan Keegan Select Fund family performed well during this time and looks forward to continuing its solid performance during times of financial market prosperity.

The end of June marked an extremely successful six-months for the Morgan Keegan Select Fund family, with each fund posting positive returns in the period. The Select Fund family grew to a total in excess of $820 Million. The High Income Fund, despite being closed to new investors, grew by over $100 million in assets as the fund's success led current investors to add to their positions. We believe these growth trends will persist for our fixed-income funds as they continue to perform well relative to their peers and the appropriate indices. With an improved and more stable economy, investors will see potential in the equity markets, which should bode well for our equity funds. The executive summary below illustrates the Select Fund's relative performance.

      Performance Statistics as of June 30, 2003*      Six Months One Year

      Capital Growth                                     13.50%    (2.85%)
        S&P 500 Index+                                   11.75%     0.25%
      Financial                                          10.25%    (1.77%)
        KBW Bank Index+                                  16.37%     6.45%
      Intermediate Bond                                   4.63%     9.99%
        Lehman Brothers Intermediate Aggregate Index+     3.19%     8.72%
      High Income                                         7.54%    12.72%
        Lehman Brothers Ba High Yield Index+             12.41%    14.86%

* The above performance statistics are Net Asset Value returns of class "A" shares. The performance would be lower if the maximum sales load were included.
+  Refer to Index Descriptions on page 38.
Past performance is not indicative of future results.

We are particularly pleased about the opportunities available in our mutual fund family. The High Income Fund, recently cited in a feature article in Smart Money continues to receive national acclaim, and the success of the High Income Fund has led to the successful launching of a new closed-end fund, the RMK High Income Fund trading on the New York Stock Exchange under the symbol RMH. Our other funds enjoyed relative success similar to that of the High Income Fund. Despite the volatility of interest rates, the Intermediate Bond Fund continued to provide an attractive yield with a relatively stable net asset value. The Capital Growth and Financial Funds also performed relatively well and benefited from the rise in the equity market.

                         MORGAN KEEGAN SELECT FUND, INC.
                             Letter to Shareholders


Given the success of the Select Fund and the recent expansion of the fund complex to include nine additional funds (originally available primarily to clients of Regions Bank), the Select Fund is better positioned than ever. Investors are already benefiting from the added flexibility provided by the consolidation of the Select Fund and Regions Funds, and we look forward to the continued growth of the combined family's assets and investment options. Thank you for investing with us and making this endeavor such a success.


                                      /s/ Allen Morgan, Jr.
                                      -----------------------------
                                          President and Director

                REGIONS MORGAN KEEGAN SELECT CAPITAL GROWTH FUND
                              Portfolio Commentary
                                  June 30, 2003

After a three-year bear market in stocks, the main question of most investors is, 'Is the bear market over?' We can't answer that question with certainty, but we know that the bear market created some interesting values within the stocks we cover. In a wild, volatile year that saw the S&P 500 Index+ show a total return of 0.25%, the Regions Morgan Keegan Select Capital Growth Fund returned -2.85% with the fund under-performing the S&P 500 during the first half of the fiscal year and slightly bettering it during the second half. Within the S&P 500, the "average stock," as measured by an equal-weighted return of each stock, outperformed the S&P 500 by about four percentage points.

Two major events regarding the fund occurred during the year. First, there was a manager change on November 1, 2002; and second, the fund assumed a more aggressive strategy of emphasizing small- and mid-cap size companies in an effort to achieve higher returns. Due to a significant unrealized capital gain from years of appreciation, the move to a more aggressive posture will take time due to spreading the capital gains out over time since the market has not appreciated sufficiently to justify realizing most of the gains. In the meantime, the fund has realized some capital gains and repositioned about half the fund in more aggressive, faster growing stocks.

During the second half of the fiscal year, several of the more recent purchases had significant gains with E-Trade, Millennium Pharmaceuticals, Sepracor and Skywest all showing gains greater than fifty percent over cost. Other significant contributors were Abercrombie & Fitch, Gilead Sciences, Legg Mason and Mylan Labs with each showing gains greater than twenty-five percent. The larger-capitalized stocks in the fund, most with substantial unrealized capital gains, held back performance as smaller- and mid-cap stocks outperformed the S&P 500 during the fiscal year ended June 30, 2003.

PORTFOLIO MANAGER
                    -----------------------------------------------
                        Charles A. Murray, CFA

--------------------------------------------------------------------------------

+  Refer to Index Descriptions on page 38.

                REGIONS MORGAN KEEGAN SELECT CAPITAL GROWTH FUND
                             Portfolio Commentary
                                 June 30, 2003

PORTFOLIO PERFORMANCE (excludes sales load)

                          Capital     Capital      Capital
                          Growth      Growth       Growth
                           Fund        Fund         Fund
                         A-Shares    C-Shares*    I-Shares**     S&P 500+

6 Months                  13.50%      13.36%        13.56%        11.75%
1 Year                    (2.85%)     (3.39%)       (2.49%)        0.25%
Inception (1/23/02)***       --          --         (5.98%)       (8.14%)
Inception (6/15/01)***       --       (7.98%)          --         (8.77%)
5 Years***                (5.17%)        --            --         (1.61%)
10 Years***                5.94%         --            --         10.03%


  *   Class C shares were initially issued June 15, 2001.
 **   Class I shares were initially issued January 23, 2002.
***   Average annual total returns.
  +   Refer to Index Descriptions on page 38.


PORTFOLIO STATISTICS

Net Asset Value                   $16.73*
Net Assets                        $31.0  million
Average Market Capitalization     $17.0  billion
Median Market Capitalization       $3.9  billion
Percent Invested                   92.2%

*  "A" shares only.


LARGEST HOLDINGS
               --------------------------------------
               Forest Laboratories, Inc. (FRX)  3.5%
               NASDAQ-100 Trust (QQQ)           3.4%
               QLogic Corporation (QLGC)        3.1%
               Gilead Sciences, Inc. (GILD)     2.9%
               Chico's FAS, Inc. (CHS)          2.7%


SECTOR WEIGHTINGS
               -------------------------------------
                 Technology                    21.9%
                 Health Care / Pharmaceutical  21.4%
                 Financial Services            13.4%
                 Retail                        13.2%
                 Transportation                 9.4%
                 Consumer Products              5.2%
                 Index-Based                    3.4%
                 Other                          2.5%
                 Energy                         1.8%

                REGIONS MORGAN KEEGAN SELECT CAPITAL GROWTH FUND
                              Portfolio Commentary
                                  June 30, 2003

PORTFOLIO PERFORMANCE (includes maximum sales load)

                                Capital Growth   Fund Capital Growth Fund
                                   A-Shares*           C-Shares**
     6 months                       9.53%               12.22%
     1 year                        (6.25%)              (4.35%)
     Inception (6/15/01)***           --                (7.98%)
     5 years***                    (5.84%)                 --
     10 years***                    5.56%                  --

  *   "A" shares carry a maximum sales load of 3.50%.
 ** "C" shares carry a 1% contingent deferred sales charge (CDSC) that is charged if shares are redeemed within 12 months of the initial purchase.
***   Average annual total returns.

                                     [CHART]

Growth of $10,000 Investment in Capital Growth Fund


            Capital Growth Fund,
                  Class A               S&P 500
                  -------               -------
6/93             $ 9,650               $10,000
6/94               9,691                10,141
6/95              11,029                12,777
6/96              14,150                16,100
6/97              17,875                21,641
6/98              22,401                28,153
6/99              23,566                34,550
6/00              23,366                37,037
6/01              20,140                31,545
6/02              17,682                25,870
6/03              17,179                25,934


Average Annual Total Returns for the period ended 6/30/03.

                       1 Year    Inception      5 Year    10 Year
Class A Shares         (6.25%)      -           (5.84%)    5.56%
Class C Shares         (4.35%)   (7.98%)           -         -
Class I Shares         (2.49%)   (5.98%)           -         -


This data is as of June 30, 2003. Current holdings may not reflect holdings as of the date of this report. Past performance is not indicative of future results. The fund's returns and the $10,000 chart do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                REGIONS MORGAN KEEGAN SELECT CAPITAL GROWTH FUND
                             Schedule of Investments
                                  June 30, 2003

Shares Description                            Market
                                              Value

EQUITY SECURITIES - 92.2%

       CASINOS & GAMING - 1.7%
 5,000 * International Game Technology      $  511,650

       ENERGY / ENERGY RELATED - 1.8%
10,000 * Patterson - UTI Energy, Inc           323,700
 6,000 * Smith International, Inc.             220,440

       FINANCIAL SERVICES - 13.4%
10,000 Arthur J. Gallagher & Co.               272,000
20,000 AmSouth Bancorporation                  436,800
 8,000 Bank of America Corporation             632,240
 5,000 Brown & Brown, Inc.                     162,500
10,000 Compass Bancshares, Inc.                347,300
40,000 * E*TRADE Group, Inc.                   340,000
40,000 Janus Capital Group, Inc.               656,000
12,000 Legg Mason, Inc.                        779,400
20,000 SouthTrust Corporation                  540,000

       HEALTHCARE / PHARMACEUTICAL - 21.4%
10,000 * Express Scripts, Inc.                 684,100
 7,000 * First Health Group Corp.              194,040
20,000 * Forest Laboratories, Inc.           1,095,000
16,000 * Gilead Sciences, Inc.                 888,800
20,000 Health Management Assoc.                369,000
 6,000 * IDEC Pharmaceuticals Corp.            203,760
 5,000 * Lincare Holdings, Inc.                158,050
15,000 * MedImmune, Inc.                       545,550
 6,000 Merck & Co., Inc.                       363,300
30,000 * Millennium Pharmaceuticals, Inc.      471,900
10,000 Mylan Laboratories, Inc.                347,700
40,000 * Sepracor Inc.                         717,200
30,000 * SICOR Inc.                            610,200

       INDEX-BASED - 3.4%
35,000 * NASDAQ-100 Trust                    1,048,250

       NEWSPAPER / BROADCASTING - 2.0%
 8,000 Gannett Co., Inc.                       614,480

       REAL ESTATE INVESTMENT TRUSTS - 0.8%
20,000 RFS Hotel Investors, Inc.               246,400

       RESTAURANT - 3.2%
10,000 Applebee's International, Inc.          314,300
 8,000 * Brinker International, Inc.           288,160
10,000 Outback Steakhouse, Inc.                390,000

                REGIONS MORGAN KEEGAN SELECT CAPITAL GROWTH FUND
                             Schedule of Investments
                                  June 30, 2003

Shares Description                                      Market
                                                         Value

       RETAIL - 13.2%
20,000 * Abercrombie & Fitch Co.                      $   568,200
40,000 * American Eagle Outfitters, Inc.                  736,000
40,000 * Chico's FAS, Inc.                                842,000
23,797 Dollar General Corp.                               434,533
15,000 * Dollar Tree Stores, Inc.                         476,550
24,000 Pier 1 Imports, Inc.                               489,600
 6,000 * Timberland Company                               317,160
 8,000 * Williams-Sonoma, Inc.                            233,600

       TECHNOLOGY - 21.9%
10,000 * Affiliated Computer Services, Inc.               457,300
10,000 * Broadcom Corporation                             249,100
10,000 * Cabot Microelectronics Corporation               504,300
20,000 * Cree, Inc.                                       325,000
15,000 * Fairchild Semiconductor International, Inc.      191,850
40,000 * Flextronics International Ltd.                   417,200
20,000 * LAM Research Corporation                         364,200
14,000 Microchip Technology, Inc.                         346,500
20,000 * Microsoft Corporation                            512,800
20,000 * QLogic Corporation                               964,800
28,000 * Siebel Systems, Inc.                             265,524
16,000 * Symantec Corporation                             702,560
 6,000 * Synopsys, Inc.                                   371,580
50,000 * Western Digital Corporation                      515,000
35,000 Texas Instruments                                  616,000

       TRANSPORTATION - 9.4%
50,000 * Airtran Holdings, Inc.                           523,500
25,000 * Atlantic Coast Airlines Holdings, Inc.           332,750
10,000 FedEx Corporation                                  620,300
75,000 * Frontier Airlines, Inc.                          678,750
40,000 Skywest, Inc.                                      763,200
                                                      -----------
Total Equity Securities (cost $23,785,067)            $28,592,077
                                                      -----------
       * Non-Income Producing

EURODOLLAR TIME DEPOSITS - 8.2%
       State Street Bank & Trust Company
       Eurodollar time deposits dated June 30, 2003,
       0.15%, maturing at $2,535,011 on July 1, 2003. $ 2,535,000
                                                      -----------
Total Investments (cost $26,320,067) - 100.4%         $31,127,077
                                                      -----------
Other Assets and Liabilities, net - (0.4%)              (134,503)
                                                      -----------
Net Assets                                            $30,992,574
                                                      ===========

                   REGIONS MORGAN KEEGAN SELECT FINANCIAL FUND
                              Portfolio Commentary
                                  June 30, 2003


The second quarter of 2003 has been the best quarter for the Regions Morgan Keegan Select Financial Fund since its inception. Virtually every holding in the fund showed strong gains, particularly the large-cap companies like Bank of America, American Express and Bank of New York. Double-digit returns were posted by the fund and the overall financial services sector mainly as a result of a renewed interest in equities by investors. These strong market returns in the quarter more than offset losses reported in the first quarter of 2003. Most industry analysts forecast continued economic improvement in the second half of this year and going forward. It appears that most companies have avoided serious credit quality deterioration. As a result, investors have returned to financial stocks that have languished over the last three years.

The Fund reported a 15.60% return for the quarter compared to a 21.22% return for the KBW Bank Index+. Year to date, the fund reported a 10.25% return compared to a return of 16.37% for the index. For the fiscal year ended June 30, 2003, the fund was down 1.77% compared to a gain of 6.56% for the index. Since inception, the fund has posted a total return of 14.27% compared to a return of 2.94% for the index. Deviations from the KBW Bank Index+ are attributed to the fund's diversified portfolio with a lower concentration on large-cap stocks that did extremely well during the second quarter of 2003.

PORTFOLIO MANAGER
                  --------------------------------------------------------------
                      W. James Stokes


+  Refer to Index Descriptions on page 38.

                   REGIONS MORGAN KEEGAN SELECT FINANCIAL FUND
                              Portfolio Commentary
                                  June 30, 2003


PORTFOLIO PERFORMANCE (excludes sales load)


                        Financial    Financial    Financial     KBW
                          Fund         Fund         Fund        Bank
                        A-Shares     C-Shares     I-Shares     Index+

6 Months                 10.25%       10.07%       10.31%      16.37%
1 Year                   (1.77%)      (2.22%)      (1.32%)      6.45%
Inception (8/30/00)*      4.82%        4.33%        5.30%       1.03%

*  Average annual total returns.
+  Refer to Index Descriptions on page 38.


PORTFOLIO STATISTICS

Net Asset Value                       $11.19 *
Net Assets                            $ 8.5  million
Average Market Capitalization         $15.7  billion
Median Market Capitalization          $ 1.7  billion
Percent Invested                       97.4%

*  "A" shares only.


LARGEST HOLDINGS

Bank of America Corporation (BAC)                       7.0%
Wells Fargo & Company (WFC)                             6.5%
Middleburg Financial (MBRG)                             5.4%
Southwest Bancorporation of Texas, Inc. (SWBT)          5.3%
Mercantile Bankshares Corporation (MRBK)                5.3%


SECTOR WEIGHTINGS

Small-Capitalization Banks                    34.8%
Large-Capitalization Banks                    30.1%
Mid-Capitalization Banks                      27.2%
Specialty Financial Service Companies          5.3%

                   REGIONS MORGAN KEEGAN SELECT FINANCIAL FUND
                              Portfolio Commentary
                                  June 30, 2003


PORTFOLIO PERFORMANCE (includes maximum sales load)

                              Financial     Financial
                                Fund          Fund
                              A-Shares*     C-Shares**

6 Months                        5.01%          8.97%
1 Year                         (6.43%)        (3.20%)
Inception (8/30/00)***          3.03%          4.33%


  *  "A" shares carry a maximum sales load of 4.75%.
 ** "C" shares carry a 1% contingent deferred sales charge (CDSC) that is charged if shares are redeemed within 12 months of the initial purchase.
***  Average annual total returns.

                                     [CHART]


Growth of $10,000 Investment in Financial Fund

             KBW Bank       Financial          Financial         Financial
              Index      Fund, Class A      Fund, Class C      Fund, Class I
             --------   ----------------   ----------------   ----------------
 8/00        $10,000        $9,525            $10,000             $10,000
 6/01         10,343        10,782             11,280              11,360
 6/02          9,668        11,080             11,533              11,733
 6/03         10,291        10,884             11,276              11,578

Average Annual Total Returns for the period ended 6/30/03.

                     1 Year     Inception
                     ------     ---------
Class A Shares      (6.43%)       3.03%
Class C Shares      (3.20%)       4.33%
Class I Shares      (1.32%)       5.30%


This data is as of June 30, 2003. Current holdings may not reflect holdings as of the date of this report. Past performance is not indicative of future results. The fund's returns and the $10,000 chart do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                   REGIONS MORGAN KEEGAN SELECT FINANCIAL FUND
                             Schedule of Investments
                                  June 30, 2003

                                                   Market
Shares Description                                 Value

EQUITY SECURITIES - 97.4%

       BANKS - 92.1%
 7,500 Bank Of America Corporation               $  592,725
10,000 The Bank of New York Company, Inc.           287,500
13,000 BB&T Corporation                             445,900
10,000 Boston Private Financial Holdings, Inc.      211,200
42,000 * Cardinal Financial Corporation             283,500
 5,000 Compass Bancshares, Inc.                     173,650
10,000 Cullen/Frost Bankers, Inc.                   321,000
 7,400 Fifth Third Bancorp                          424,908
17,500 Main Street Banks, Inc.                      436,450
11,500 Mercantile Bankshares Corporation            452,525
 8,000 Middleburg Financial                         456,800
16,800 National Commerce Financial Corp.            372,792
18,000 * Pinnacle Financial Partners, Inc.          287,100
14,000 * Republic Bancshares, Inc.                  354,620
 5,750 Sandy Spring Bancorp, Inc.                   183,023
 9,350 The Savannah Bancorp, Inc.                   224,306
14,500 SouthTrust Corporation                       391,500
14,000 * Southwest Bancorporation of Texas, Inc.    455,140
20,000 Sterling Bancshares, Inc.                    259,800
 3,000 S.Y. Bancorp. Inc.                           106,110
 6,600 Synovus Financial Corporation                141,900
   300 TCF Financial Corporation                     11,952
10,000 * Vision Bancshares, Inc.                    160,000
10,500 U.S. Bancorp                                 257,250
11,000 Wells Fargo & Company                        554,400

       CREDIT SERVICES - 5.3%
 9,000 American Express Company                     376,290
 6,000 * Compucredit Corporation                     72,840
                                                 ----------
Total Equity Securities (cost $6,705,405)        $8,295,181
                                                 ----------
       * Non-Income Producing
                                                 ----------
Total Investments (cost $6,705,405) - 97.4%      $8,295,181
                                                 ----------
Other Assets and Liabilities, net - 2.6%            222,891
                                                 ----------
Net Assets                                       $8,518,072
                                                 ==========

               REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                              Portfolio Commentary
                                  June 30, 2003


The first half of 2003 proved to be another strong performance for investment-grade debt. Fixed-income performance was bolstered by a 25 basis point reduction in the Fed Funds rate with corporate bonds leading the way, returning 7.72%, while Treasuries posted total returns of 3.75%. U.S. government debt averaged 3.63% and U.S. agencies returned 3.43%. Additionally, investment grade corporate debt performance benefited from investors in search of higher yields due to the paltry yields offered by Treasuries and agencies. Furthermore, expectations of an economic rebound have improved investor perception of corporate credit risk, subsequently driving up the price of investment grade corporate debt.

For the six months ending June 30, 2003, the Regions Morgan Keegan Select Intermediate Bond Fund returned 4.63% on a non-load adjusted basis and 2.54% on a load-adjusted basis. The fund's non-load adjusted returns surpassed the Lehman Brothers Intermediate Aggregate Index+ performance of 3.19% for the period. Furthermore, during the twelve-month period ending June 30, 2003, the fund returned 9.99% on a non-load adjusted basis and 7.79% on a load-adjusted basis. The index returned 8.72% over the same time period. The fund's performance relative to the index resulted from careful selection in investment grade corporate debt and select sectors of the asset-backed universe.

After two years of interest rate cuts and the recent rise in expectations for an economic rebound, the return prospects for many investment grade corporate debt issues do not appear to be commensurate with the existing credit risk. We will be increasingly selective in our investments and will continue exploring opportunities in the asset-backed sector where we believe value opportunities are more prevalent.

PORTFOLIO MANAGER
                    ------------------------------------------------------------
                        James C. Kelsoe, Jr., CFA

--------------------------------------------------------------------------------

+  Refer to Index Descriptions on page 38.

               REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                              Portfolio Commentary
                                  June 30, 2003


PORTFOLIO PERFORMANCE (excludes sales load)

                                                                 Lehman
                     Intermediate  Intermediate  Intermediate    Brothers
                      Bond Fund     Bond Fund     Bond Fund    Intermediate
                       A-Shares      C-Shares      I-Shares     Aggregate+

6 Months                4.63%         4.45%          4.76%        3.19%
1 Year                  9.99%         9.40%         10.15%        8.72%
Inception (3/22/99)*    9.09%         8.69%          9.37%        7.62%

        * Average annual total returns.
        + Refer to Index Descriptions on page 38.


PORTFOLIO STATISTICS

Net Asset Value                $10.39 *
Net Assets                     $200.7  million
Average Yield to Maturity         9.9%
Average Maturity                  4.9  years
Average Coupon                    5.1%
Average Duration                  2.9  years
Average Credit Quality              A
Number of Issues                  124
12-Month A-Share Dividend       $0.75
12-Month C-Share Dividend       $0.72
12-Month I-Share Dividend       $0.78

*  "A" shares only.


LARGEST HOLDINGS

The Money Store 1997-I B           3.0%
FMAC Loan Trust 1998-CA AX         2.1%
LTC Mortgage 1996-1 D              2.0%
Commercial Capital 3A X            1.9%
Captec Franchise 1999-1 A          1.9%


ASSET ALLOCATION

Commercial Mortgage-Backed Securities        20.2%
Home Equity Loans                            19.0%
Small Business Loans                         17.3%
Corporate Bonds                               9.7%
Collaterized Obligations                      9.5%
Manufactured Housing Loans                    6.4%
Other                                         4.8%
Cash                                          4.7%
Credit Cards                                  3.4%
Auto Franchise Loans                          3.0%
Preferred Stocks                              0.3%

               REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                              Portfolio Commentary
                                  June 30, 2003


PORTFOLIO PERFORMANCE (includes maximum sales load)

                       Intermediate Intermediate
                        Bond Fund    Bond Fund
                        A-Shares*    C-Shares**

6 Months                  2.54%        3.41%
1 Year                    7.79%        8.30%
Inception (3/22/99)***    8.58%        8.69%

  *  "A" shares carry a maximum sales load of 2.00%.
 ** "C" shares carry a 1% contingent deferred sales charge (CDSC) that is charged if shares are redeemed within 12 months of the initial purchase.
***  Average annual total returns.

                                     [CHART]

Growth of $10,000 Investment in Intermediate Bond Fund

           Lehman Brothers    Intermediate     Intermediate     Intermediate
            Intermediate       Bond Fund,       Bond Fund,       Bond Fund,
           Aggregate Index      Class A          Class C          Class I
           ---------------    -------------    --------------   -------------
 3/99          $10,000           $9,800           $10,000          $10,000
 6/99            9,966            9,806             9,996           10,013
 6/00           10,422           10,422            10,588           10,671
 6/01           11,588           11,793            11,939           12,104
 6/02           12,591           12,926            13,053           13,313
 6/02           13,689           14,217            14,280           14,664

Average Annual Total Returns for the period ended 6/30/03.

                     1 Year     Inception
                     ------     ---------
Class A Shares       7.79%        8.58%
Class C Shares       8.30%        8.69%
Class I Shares      10.15%        9.37%


This data is as of June 30, 2003. Current holdings may not reflect holdings as of the date of this report. Past performance is not indicative of future results. The fund's returns and the $10,000 chart do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                  REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                                Schedule of Investments
                                     June 30, 2003

Principal                                             S & P
 Amount/                                             Rating                  Market
 Shares                  Description               (Unaudited)    Cost      Value (b)

ASSET BACKED SECURITIES - INVESTMENT GRADE - 71.5%
           Airplanes - 0.1%
   93,041  United Airlines 2000-1 B, 8.03% 7/1/11     AA-      $   92,676   $   43,671

           Auto Dealerships - 3.0%
           Falcon Franchise Loan 2000-1, 3.15%
           6/5/20 interest-only strips (a)            AAA       3,425,445    3,455,850
1,778,893  Falcon Franchise Loan 2001-1 A1,
           6.067% 1/5/23 (a)                          AAA       1,772,155    1,945,255
           Falcon Franchise Loan 2001-1, 3.17%
           1/5/23 interest-only strips (a)            AAA         546,579      565,333
                                                               ----------   ----------
                                                               $5,744,179   $5,966,438
                                                               ----------   ----------
           Commercial Loans - 20.2%
  215,000  Asset Securitization 1995-MD4 A4,
           7.384% 8/13/29                             BBB+        208,592      244,165
           Asset Securitization 1997-MD7 PS1,
           0.25% 1/13/30 interest-only strips         AAA         197,908      212,516
           Atherton Franchisee 1998-A AX,
           2.178% 5/15/18 interest-only strips (a)    AAA       1,270,528    1,313,538
  700,000  Banc One/FCCC Mortgage 2000-C1A
           C, 7.206% 10/18/31 (a)                     A           727,567      779,588
           Bear Stearns Mortgage 2000-WF1 X,
           0.26% 2/15/32 interest-only strips         AAA       2,012,709    2,193,237
           CDC Commercial 2002-FX1 XCL,
           0.725% 5/15/35 interest-only strips (a)    AAA       1,449,439    1,471,649
           Legg Mason 2003-20 A, 4.856%
           7/25/21 interest-only strips (a)           AAA       2,211,401    2,213,237
  750,000  Capital Lease Funding 1997-CTL1 D,
           6.162% 6/22/24 (a)                         BBB         540,876      637,020
           Chase Manhattan Bank 1999-1 X,
           0.32% 8/15/31 interest-only strips         AAA         631,031      687,304
           Commercial Capital 3A X, 4,049.783%
           2/15/09 interest-only strips (a)           AAA       3,846,855    3,879,095
           CS First Boston 1998-C1, 1.056%,
           5/17/40 interest-only strips               AAA       1,561,043    1,452,558
           CS First Boston 2000-FL, 1.95%,
           12/15/09 interest-only strips (a)          AAA         163,163      394,199
           CS First Boston 2002-CK, 0.16%,
           12/15/35 interest-only strips (a)          AAA       3,387,391    3,470,904
           DLJ Mortgage 1997-CF2 S, 0.25%
           10/15/30 interest-only strips (a)          AAA         656,370      663,066
2,660,000  Enterprise Mortgage 1998-1 A2, 6.38%
           1/15/25 (a)                                AAA       2,345,271    2,153,642
           Enterprise Mortgage 1998-1, 1.349%
           1/15/25 interest-only strips (a)           AAA         626,774      680,309
  794,500  Enterprise Mortgage 2000-1 A1, 7.92%
           1/15/27 (a)                                AAA         790,341      520,183

                                           16

                  REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                                Schedule of Investments
                                     June 30, 2003

Principal                                          S & P
 Amount/                                          Rating                     Market
 Shares                Description              (Unaudited)    Cost         Value (b)
           Fannie Mae 1998-M4 N, 1.58%
           2/25/35 interest-only strips            AAA      $   752,724    $   694,427
           GMAC Mortgage 1997-C2, 1.12%,
           4/15/29 interest-only strips            AAA        1,390,245      1,465,018
           GS Mortgage 1998-C1, 0.775%
           10/18/30 interest-only strips           AAA          911,811        810,355
           GS Mortgage 2001-ROCK, 0.23%
           5/3/18 interest-only strips (a)         AAA          557,508        585,456
           Heller Mortgage 2000-PH1, 0.295%
           1/17/34 interest-only strips (a)        AAA        1,630,868      1,692,854
1,886,000  JP Morgan Commercial Mortgage
           1995-C1 D, 8.373% 7/25/10               BBB        1,902,041      1,908,066
1,412,709  LTC Mortgage 1996-1 A, 7.06%
           4/15/28 (a)                             AAA        1,420,919      1,459,597
  750,000  LTC Mortgage 1996-1 C, 7.56%
           4/15/28 (a)                             A            732,702        789,983
4,000,000  LTC Mortgage 1996-1 D, 7.97%
           4/15/28 (a)                             BBB        3,960,536      3,960,000
           Merrill Lynch Mortgage 1998-C1,
           0.855% 11/15/26 interest-only strips    AAA        3,189,457      3,290,128
           Nomura Asset 1996-MD5 CS1,
           0.78% 4/13/39 interest-only strips      AAA        1,647,712        915,193
                                                            -----------    -----------
                                                            $40,723,782    $40,537,287
                                                            -----------    -----------
           Credit Cards - 3.4%
  693,474  First Consumers 1999-A A, 5.80%
           12/15/05 (a)                            BBB+         637,359        664,001
3,956,000  Metris Master 2000-1 B, 2.009%
           8/20/08                                 BBB+       3,377,997      3,385,323
3,000,000  Metris Master 2001-3 B, 2.229%
           7/21/08                                 BBB+       2,765,832      2,781,672
                                                            -----------    -----------
                                                            $ 6,781,188    $ 6,830,996
                                                            -----------    -----------
           Home Equity Loans (High Loan-To-Value) - 3.2%
  259,475  Cityscape Home Loan 1997-2 M2,
           8.06% 4/25/18                           BBB          262,999        264,679
1,722,941  Ditech Home Loan 1998-1 B1, 9.50%
           6/15/29                                 BBB-       1,739,994      1,771,657
  131,081  Empire Funding 1998-1 M2, 7.43%
           6/25/24                                 A            122,926        135,754
  374,396  Empire Funding 1998-1 B1, 8.56%
           6/25/24                                 BBB          379,079        379,053
  935,178  Empire Funding 1998-2 B1, 9.03%
           6/25/24                                 BBB-         925,755        984,040
   86,693  First Plus Home Loan 1997-2 M2,
           7.59% 4/10/23                           A             83,948         86,657
2,650,000  Republic Bank Home Loan 1998-1
           B1, 8.87% 6/25/30 (a)                   BBB        2,774,750      2,846,736
                                                            -----------    -----------
                                                            $ 6,289,451    $ 6,468,576
                                                            -----------    -----------
                                           17

                 REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                               Schedule of Investments
                                    June 30, 2003

Principal                                                        S & P
 Amount/                                                        Rating                     Market
 Shares               Description                             (Unaudited)    Cost         Value (b)
           Home Equity Loans (Non-High Loan-To-Value) - 15.4%
  139,497  Amresco Residential 1997-2 M2F,
           7.665% 6/25/27                                         A+       $   132,868    $   145,421
1,400,000  Conseco Finance 1999-F M2, 9.30%
           10/15/30                                               A          1,479,120      1,481,228
  391,662  Conseco Finance 2000-B BF1, 9.44%
           2/15/31                                                BBB          396,920        407,603
  300,000  Conseco Finance 2000-F BF1,
           10.55% 9/15/20                                         BBB          305,252        306,899
2,500,000  Conseco Finance 2000-F MF2, 8.93%
           3/15/24                                                A          2,632,137      2,624,497
3,000,000  Conseco Finance 2002-C BF1, 8.00%
           8/15/33                                                BBB        2,848,604      2,910,000
2,500,000  Green Tree Home Loan 1999-A B1,
           8.97% 11/15/27                                         BBB        2,484,225      2,607,923
1,950,704  Long Beach Holdings 2003-1 M4A,
           4.84% 3/25/33 (a)                                      BBB-       1,672,800      1,677,605
2,721,554  Long Beach Holdings 2003-2 N1,
           7.627% 6/25/33 (a)                                     BBB        2,721,554      2,721,554
2,749,069  NC Finance Trust 2003-2, 9.00%
           1/25/33 (a)                                            BBB-       2,747,790      2,751,075
1,269,908  Option One NIM 2003-2B N1, 7.63%
           4/26/33 (a)                                            BBB+       1,269,908      1,269,908
3,725,000  Sasco Net 2003-BC2 N3, 10.00%
           2/27/33 (a)                                            BBB-       3,599,755      3,574,249
2,491,287  Sharps Trust 2002-HE3N N, 10.00%
           10/25/32 (a)                                           BBB-       2,486,749      2,497,515
5,805,059  The Money Store 1997-I B, 7.525%
           2/15/29                                                BBB        5,832,874      5,937,955
                                                                           -----------    -----------
                                                                           $30,610,556    $30,913,432
                                                                           -----------    -----------

           Home Improvement Loans - 1.6%
1,240,000  Green Tree Home Improvement 1996-
           C HEB1, 8.15% 6/15/27                                  BBB        1,235,419      1,243,441
  135,805  Green Tree Home Improvement 1998-
           E HEA4, 6.62% 7/15/27                                  AAA          137,780        142,225
  350,000  Green Tree Home Improvement 1998-
           E HEM2, 7.27% 6/15/28                                    A+         330,614        364,658
  400,000  Green Tree Home Improvement 1999-
           E M2, 9.45% 10/15/24                                     A          412,631        432,089
  119,321  Keystone Trust 1997-P2 IB, 7.94%
           4/25/18 (a)                                            BBB-         119,321        119,225
  437,669  Mego Mortgage 1997-3 M2, 7.67%
           8/25/23                                                  A          444,509        451,656
  484,520  Mego Mortgage 1997-3 CTFS, 8.01%
           8/25/23                                                BBB          473,204        497,795
                                                                           -----------    -----------
                                                                           $ 3,153,478    $ 3,251,089
                                                                           -----------    -----------

                                         18

                   REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                                 Schedule of Investments
                                      June 30, 2003

Principal                                            S & P
 Amount/                                            Rating                     Market
 Shares                 Description               (Unaudited)    Cost         Value (b)
           Manufactured Housing Loans - 5.5%
3,000,000  Conseco Finance 2002-2 M2, 9.163%
           3/25/33                                   A        $ 3,032,615    $ 3,300,720
2,000,000  Conseco Finance 2002-2 B1, 9.25%
           3/1/33                                    BBB        1,888,667      1,971,060
3,000,000  Firstfed Manufactured Housing 1996-
           1 B, 8.06% 10/15/22 (a)                   BBB        2,884,978      2,870,280
  200,000  Green Tree Financial 1997-4 B1,
           7.23% 2/15/29                             BBB+         192,386        103,612
3,000,000  Oakwood Mortgage 2001-B M2,
           8.795% 3/15/31 (a)                        A-         3,014,440      2,616,960
  200,000  UCFC Manufactured Housing 1996-1
           M, Zero Coupon Bond 1/15/28               A            188,326        140,000
                                                              -----------    -----------
                                                              $11,201,412    $11,002,632
                                                              -----------    -----------
           Recreational Equipment - 0.8%
  750,000  Ace RV and Marine trust 2001-RV1
           C, 6.85% 9/20/21                          A            749,767        808,140
  762,718  Green Tree Recreational Equipment
           1998-A A3H, 7.29% 5/15/29                 A            767,142        822,545
                                                              -----------    -----------
                                                              $ 1,516,909    $ 1,630,685
                                                              -----------    -----------
           Small Business Loans - 16.8%
  499,969  ACLC Business Trust 1999-2, 9.35%
           1/15/21 (a)                               A            491,322        406,230
           Captec Franchise 1999-1 A, 1.404%
           10/25/18 interest-only strips (a)         A          3,375,556      3,708,642
2,541,031  FMAC Loan Trust 1997-A A, 7.35%
           4/15/19 (a)                               AAA        2,418,385      2,579,706
           FMAC Loan Trust 1997-B AX,
           3.00% 9/15/19 interest-only strips (a)    A          1,519,235      1,628,000
3,314,701  FMAC Loan Trust 1997-C A, 6.75%
           12/15/19 (a)                              AA-        2,961,253      3,092,252
           FMAC Loan Trust 1997-C AX,
           2.345% 12/15/19 interest-only
           strips (a)                                AAA          499,436        460,161
           FMAC Loan Trust 1998-A AX,
           2.136% 9/15/20 interest-only
           strips (a)                                AA           599,114        749,756
           FMAC Loan Trust 1998-CA AX,
           1.959% 9/15/18 interest-only
           strips (a)                                AAA        3,449,605      4,135,120
3,450,000  Franchise Loan Trust 1998-I A2,
           6.43% 4/15/05 (a)                         A          3,408,780      3,541,701
           Franchise Loan Trust 1998-I AX,
           1.82% 7/15/18 interest-only strips (a)    AAA        3,077,504      3,312,873

                                            19

                   REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                                 Schedule of Investments
                                      June 30, 2003

Principal                                         S & P
 Amount/                                         Rating                   Market
 Shares                Description             (Unaudited)     Cost      Value (b)
           Peachtree Franchise 1999-A AX,
           1.061% 1/15/21 interest-only strips
           (a)                                     A       $  1,022,472    $  1,044,037
  707,120  Small Business Administration
           1994-20J 1, 8.30% 10/1/14               AAA          758,307         794,690
  387,635  Small Business Administration
           1996-20G 1, 7.70% 7/1/16                AAA          413,194         438,917
  298,962  Small Business Administration
           1997-20D 1, 7.50% 4/1/17                AAA          315,182         340,041
  155,648  Small Business Administration
           2000-20B 1, 7.73% 2/1/20                AAA          165,307         181,852
  259,109  Small Business Administration
           2000-20D 1, 7.47% 4/1/20                AAA          268,008         300,699
2,765,607  Small Business Administration
           2001-20J 1, 5.76% 10/1/21               AAA        2,799,149       3,016,458
3,163,650  Small Business Investment
           Companies 2000-P10A 1, 8.017%
           2/10/10                                 AAA        3,445,047       3,620,775
  382,991  Small Business Investment
           Companies 2000-P10B 1, 7.449%
           8/1/10                                  AAA          397,466         430,776
                                                           ------------    ------------
                                                           $ 31,384,322    $ 33,782,686
                                                           ------------    ------------
           Special Purpose Entity - 1.5%
2,500,000  MMCAPS Funding, 4.96%
           8/1/31 (a)                              BBB        2,524,358       2,587,500
  493,797  MMCAPS Funding, 8.03%
           6/15/31 (a)                             AAA          493,797         533,301
                                                           ------------    ------------
                                                           $  3,018,155    $  3,120,801
                                                           ------------ ------------
Total Asset Backed Securities - Investment Grade           $140,516,108    $143,548,293
                                                           ------------    ------------

ASSET BACKED SECURITIES - NON-INVESTMENT GRADE - 2.6%

           Home Equity Loans (High Loan-To-Value) - 0.4%
  867,612  Empire Funding 1997-4 B1, 7.73%
           1/25/24                                 BB           839,348         887,962

           Home Improvement Loans - 0.8%
1,461,149  Keystone Owner Trust 1997-P3 B,
           8.35% 12/25/24 (a)                      BB         1,472,756       1,508,637

           Manufactured Housing Loans - 0.9%
2,300,000  Oakwood Mortgage 1999-B M1,
           7.18% 12/15/26                          BB         2,328,012       1,772,564

           Small Business Loans - 0.5%
1,292,569  FMAC Loan Trust 1997-B A,
           6.85% 9/15/19 (a)                       B          1,170,512       1,048,623
                                                           ------------    ------------
Total Asset Backed Securities - Non-Investment Grade       $  5,810,628    $  5,217,786
                                                           ------------    ------------

                                           20

              REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                            Schedule of Investments
                                 June 30, 2003

Principal                                        S & P
 Amount/                                        Rating                     Market
 Shares               Description             (Unaudited)    Cost         Value (b)

CORPORATE BONDS - INVESTMENT GRADE - 9.7%

           Airlines - 1.2%
2,260,773  Northwest Airlines, 8.072% Bond
           10/1/19                             AAA        $ 2,418,080    $ 2,461,353

           Energy - 1.7%
2,250,000  Israel Electric, 7.70% Bond
           7/15/18 (a)                         A-           2,180,862      2,302,987
1,000,000  PSEG Energy Holdings, 7.75% Bond
           4/16/07 (a)                         BBB-           995,971      1,057,500
                                                          -----------    -----------
                                                          $ 3,176,833    $ 3,360,487
                                                          -----------    -----------
           Financial - 4.0%
  575,000  Bombardier Capital, 7.50% Bond
           8/15/04 (a)                         BBB+           559,163        577,875
3,000,000  Bombardier Capital, 3.55% Bond
           11/21/03 (a)                        BBB+         2,962,266      2,955,000
2,111,720  DIS-Crave-403, 6.85% Bond 1/10/07   A-           2,086,655      2,215,532
1,255,000  Nisource Finance, 7.50% Bond
           11/15/03                            BBB          1,248,279      1,278,514
1,000,000  Tiers 2000-11, 8.85% Bond 2/15/27   AAA          1,000,000      1,006,250
                                                          -----------    -----------
                                                          $ 7,856,363    $ 8,033,171
                                                          -----------    -----------
           REITS - 1.0%
1,000,000  Federal Realty Investment Trust,
           7.48% Bond 8/15/26                  BBB          1,016,057      1,131,121
  815,000  HRPT Properties Trust, 8.50% Bond
           11/15/13                            BBB            817,020        827,066
                                                          -----------    -----------
                                                          $ 1,833,077    $ 1,958,187
                                                          -----------    -----------
           Special Purpose Entity - 0.3%
  500,000  Deutsche Bank Capital Funding,
           7.872% Bond 12/29/49 (a)            A              500,000        597,097

           Technology - 1.5%
3,000,000  Analog Devices, 4.75% Bond 10/1/05  BBB          2,899,409      3,052,500
                                                          -----------    -----------
Total Corporate Bonds - Investment Grade                  $18,683,762    $19,462,795
                                                          -----------    -----------
MORTGAGE BACKED SECURITIES - 9.5%

           Collateralized Mortgage Obligation - 9.5%
           Falcon Franchise 2003-1, 3.252%
           1/5/25 interest-only strips (a)     AAA          1,434,486      1,445,533
           Fannie Mae 2000-M2, 0.243%
           6/17/40 interest-only strips        Non-rated      745,872        754,218
           Fannie Mae 1997-M6, 0.757%
           3/17/37 interest-only strips        Non-rated    1,668,474      1,629,428
           Fannie Mae 1993-M3 N, 0.948%
           6/25/38 interest-only strips        Non-rated    2,429,263      2,494,856

                                          21

              REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                            Schedule of Investments
                                 June 30, 2003

Principal                                      S & P
 Amount/                                      Rating                      Market
 Shares              Description            (Unaudited)     Cost         Value (b)

          Fannie Mae 2002-11 QJ, 5.50%
          2/25/08 interest-only strips       AAA        $     94,665    $     22,294
          Fannie Mae 2002-56 UI, 5.50%
          10/25/10 interest-only strips      AAA             327,782         224,806
          Fannie Mae 2002-84 PI, 5.50%
          1/25/20 interest-only strips       AAA           2,357,313       2,237,836
          Freddie Mac 2131 ID, 6.00%
          2/15/23 interest-only strips       AAA             421,660          48,490
          Freddie Mac 2521 IY, 5.50%
          10/15/15 interest-only strips      AAA             892,634         816,139
521,291   GNMA 1999-10 PE, 6.30% 3/20/26     Non-rated       539,069         522,706
          GNMA 2001-44, 1.051% 7/16/41
          interest-only strips               Non-rated     2,561,615       2,495,710
          GNMA 2002-28, 1.45% 1/16/42
          interest-only strips               Non-rated     1,280,867       1,209,663
          GNMA 2003-7 IP, 5.50% 10/16/25
          interest-only strips               Non-rated       957,120         955,830
511,402   Salomon Brothers Mortgage 2000-1
          B1, 9.00% 3/25/22                  AA              537,951         553,204
          Salomon Brothers Mortgage 2001-
          C2, 0.547% 11/13/11 interest-only
          strips (a)                         AAA           3,506,309       3,544,872
                                                        ------------    ------------
Total Mortgage Backed Securities                        $ 19,755,080    $ 18,955,585
                                                        ------------    ------------
PREFERRED STOCKS - 0.3%
    500   Compass Loan Holdings (a)                          424,328         568,812
                                                        ------------    ------------
Total Preferred Stocks                                  $    424,328    $    568,812
                                                        ------------    ------------

EURODOLLAR TIME DEPOSITS - 4.7%
          State Street Bank & Trust Company
          Eurodollar time deposits dated
          June 30, 2003, .50%, maturing at
          $9,500,132 on July 1, 2003.                   $  9,500,000    $  9,500,000
                                                        ------------    ------------
Total Investments - 98.3%                               $194,689,906    $197,253,271
                                                        ------------    ------------
Other Assets and Liabilities, net - 1.7%                                   3,434,074
                                                                        ------------
Net Assets                                                              $200,687,345
                                                                        ============

(a) Securities sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors."
    Pursuant to guidelines adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc. (the investment advisor for each fund).

(b) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.

                                          22

                  REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                              Portfolio Commentary
                                  June 30, 2003


The Regions Morgan Keegan Select High Income Fund continues to produce strong returns with trailing twelve-month performance of 12.72% versus a 14.86% return for Lehman Brothers Ba High Yield Index+ during the same time period. During the first half of 2003, the fund returned 7.54% on a non-load adjusted basis and 4.85% load-adjusted. The index returned 12.41% over this same time period. While the fund benefited from investor perception of an improvement in corporate credit profiles, the fund did not fully participate in the corporate high-yield rally due to its higher allocation to the asset-backed sector. However, this allocation has led to a reduced volatility relative to the index, illustrated by the asset-back sector returning 3.92% in the last half of 2002 and 3.39% in the first half of 2003, while the index returned 2.18% during the last half of 2002 and 12.41% during the first half of 2003.

The corporate credit market seems to be approaching a top with fewer opportunities in which the returns appear commensurate with the risks. Investors have been gaining returns in the corporate high-yield sector by assuming an increasing level of credit risk to the point that the yield on the average bond in the Lehman Brothers U.S. Corporate High Yield Index+ has fallen more than 300 basis points over the trailing twelve months while yields on Treasuries with five years to maturity declined only 160 basis points during the same time period. As a further illustration of higher returns generated by greater credit risks, the Lehman Corporate High Yield Index+ shows that the average high-yield bond returned 18.49% during the first half of 2003. The Lehman Corporate High Yield Index+ performance was bolstered significantly by the lower credit quality issues, such as the Lehman Brothers Caa Index+ which returned 30.50% during the first quarter. We believe that these types of returns are short-term in nature and continue to believe that the most attractive long-term risk adjusted returns will be found in structured finance.

Although the fund lagged the Lehman Brothers Ba High Yield Index+ for the six- and twelve-month periods ending June 30, 2003, we remain confident in the fund's long-term relative performance opportunity due to its significant weighting in asset-backed issues. While these assets continue to perform well, they have not participated as dramatically in the corporate high-yield bond rally that drove the index's performance. However, we currently believe that the risk-adjusted returns in the asset-backed sector are superior to those in the corporate high-yield sector and we will continue to maintain a larger allocation in the asset-backed sector relative to the fund's corporate high-yield allocation.

PORTFOLIO MANAGER
                    ------------------------------------------------------------
                        James C. Kelsoe, Jr., CFA

--------------------------------------------------------------------------------
+  Refer to Index Descriptions on page 38.

                  REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                              Portfolio Commentary
                                  June 30, 2003


PORTFOLIO PERFORMANCE (excludes sales load)

                        High        High        High         Lehman
                     Income Fund Income Fund Income Fund    Brothers
                      A-Shares    C-Shares    I-Shares   Ba High Yield+

6 Months                7.54%       7.27%       7.67%        12.41%
1 Year                 12.72%      12.16%      13.00%        14.86%
Inception (3/22/99)*   14.01%      13.45%      14.29%         6.32%

*  Average annual total returns.
+  Refer to Index Descriptions on page 38.

PORTFOLIO STATISTICS

-------------------------
Net Asset Value                $10.55*
Net Assets                     $582.8 million
Average Yield to Maturity        14.4%
Average Maturity                  6.6 years
Average Coupon                    6.3%
Average Duration                  3.8 years
Average Credit Quality            BB+
Number of Issues                  211
12-Month A-Share Dividend       $1.17
12-Month C-Share Dividend       $1.12
12-Month I-Share Dividend       $1.20

*  "A" shares only.


LARGEST HOLDINGS

GS Mortgage 1998-GLII F                       2.7           %
Blue Stripe Limited 2000-1A E                 2.7           %
HomeQ 2001-I BL2                              2.4           %
CS First Boston Mortgage 1998-C1 F            2.3           %
GMAC Commercial Mortgage 1997-C2 F            2.2           %


ASSET ALLOCATION

Commercial Mortgage-Backed Securities        23.0           %
Corporate Bonds                              14.2           %
Home Equity Loans                            12.3           %
Collateralized Obligations                   11.0           %
Other                                         8.7           %
Manufactured Housing Loans                    8.6           %
Credit Cards                                  6.9           %
Small Business Loans                          5.8           %
Common Stock                                  4.2           %
Cash                                          3.6           %
Equipment Leases                              3.4           %

                  REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                              Portfolio Commentary
                                December 31, 2002


PORTFOLIO PERFORMANCE (includes maximum sales load)


                                           High            High
                                        Income Fund     Income Fund
                                         A-Shares*      C-Shares**

            6 Months                        4.85%           6.20%
            1 Year                          9.90%          11.04%
            Inception (3/22/99)***         13.34%          13.45%

  *  "A" shares carry a maximum sales load of 2.50%.
 ** "C" shares carry a 1% contingent deferred sales charge (CDSC) that is charged if shares are redeemed within 12 months of the initial purchase.
***  Average annual total returns.

                                     [CHART]

Growth of $10,000 Investment in High Income Fund

         Lehman Brothers
            Ba High      High Income Fund,  High Income Fund,  High Income Fund,
           Yield Index        Class A            Class C            Class I
           -----------        -------            -------            -------
 3/99         $10,000         $9,750            $10,000            $10,000
 6/99           9,963         10,110             10,364             10,385
 6/00          10,198         11,129             11,342             11,449
 6/01          11,389         13,342             13,530             13,760
 6/02          11,313         15,153             15,290             15,666
 6/03          12,994         17,080             17,150             17,702

Average Annual Total Returns for the period ended 6/30/03.

                      1 Year     Inception
                      ------     ---------
Class A Shares         9.90%      13.34%
Class C Shares        11.04%      13.45%
Class I Shares        13.00%      14.29%


This data is as of June 30, 2003. Current holdings may not reflect holdings as of the date of this report. Past performance is not indicative of future results. The fund's returns and the $10,000 chart do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                     REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                                Schedule of Investments
                                     June 30, 2003

Principal                                          S & P
 Amount/                                          Rating                    Market
 Shares                Description              (Unaudited)    Cost        Value (b)
ASSET BACKED SECURITIES - INVESTMENT GRADE - 26.8%

          Auto Dealerships - 1.7%
          Falcon Franchise Loan 1999-1,
          2.26% 6/5/18 interest-only strips (a)     AAA     $1,560,848    $ 1,412,461
          Falcon Franchise Loan 2000-1,
          3.15% 6/5/20 interest-only strips (a)     AAA      6,918,516      7,067,527
          Falcon Franchise Loan 2001-1,
          3.17% 1/5/23 interest-only strips (a)     AAA      1,502,966      1,554,666
                                                            ----------    -----------
                                                            $9,982,330    $10,034,654
                                                            ----------    -----------
          Collateralized Bond Obligation - 1.6%
4,000,000 Great Point 1998-1A A3, 5.08%
          10/15/10 (a)                              BBB      2,147,150      2,040,000
7,500,000 Silver Leaf IA D1FX, 11.54%
          5/15/13 (a)                               BBB      7,499,648      7,499,625
                                                            ----------    -----------
                                                            $9,646,798    $ 9,539,625
                                                            ----------    -----------

          Commercial Loans - 5.7%
          Asset Securitization 1996-D2
          ACS2, 1.567% 2/14/29 interest-only
          strips                                    AAA        178,648        196,480
          Asset Securitization 1997-MD7
          PS1, 0.25% 1/13/30 interest-only
          strips                                    AAA        740,058        796,065
          Atherton Franchisee 1998-A AX,
          2.178% 5/15/18 interest-only
          strips (a)                                AAA      4,079,984      4,211,890
          Atherton Franchisee 1999-A AX,
          1.256% 3/15/19 interest-only
          strips (a)                                AA-      2,568,524      2,585,040
3,000,000 Capital Lease Funding 1997-CTL1
          D, 6.162% 6/22/24 (a)                     BBB      2,167,813      2,548,080
          Commercial Mortgage 1997-ML1,
          0.755% 12/15/30 interest-only strips      AAA      2,834,108      2,718,637
          CS First Boston Mortgage 2000-FL,
          1.95%, 12/15/09 interest-only
          strips (a)                                AAA        997,749      2,422,350
          DLJ Mortgage 1997-CF2 S, 0.40%
          10/15/30 interest-only strips (a)         AAA      2,948,184      2,998,601
8,770,000 Enterprise Mortgage 1998-1 A3,
          6.63% 1/15/25 (a)                         BBB      5,212,794      4,650,380
          Enterprise Mortgage 1998-1,
          1.349% 1/15/25 interest-only
          strips (a)                                AAA      1,646,923      1,700,773
          Fannie Mae 1998-M4 N, 1.58%
          2/25/35 interest-only strips              AAA      1,731,755      1,628,365
          FFCA Secured Lending 1997-1,
          0.987% 2/18/22 interest-only
          strips (a)                                AAA        494,094        291,424

                                          26

                     REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                                Schedule of Investments
                                     June 30, 2003

Principal                                          S & P
 Amount/                                          Rating                     Market
 Shares                Description              (Unaudited)    Cost         Value (b)

           Merrill Lynch Mortgage 1998-C1,
           0.855% 11/15/26 interest-only strips    AAA      $ 3,589,333    $ 3,690,391
 3,176,000 RMF Commercial Mortgage 1997-1
           E, 7.365% 1/15/19 (a)                   BBB-       2,612,118      2,931,670
                                                            -----------    -----------
                                                            $31,802,085    $33,370,146
                                                            -----------    -----------

           Credit Cards - 3.5%
 7,000,000 Metris Master 2001-1 B, 2.009%
           8/20/08                                 BBB+       5,977,244      5,990,208
 7,000,000 Metris Master 2001-2 B, 2.364%
           11/20/09                                BBB+       5,252,620      5,636,449
 8,400,000 Metris Master 2001-3 B, 2.229%
           7/21/08                                 BBB+       7,256,717      7,788,682
 1,000,000 Metris Master 2001-4 A, 2.684%
           8/20/08                                 BBB+         802,876        907,500
                                                            -----------    -----------
                                                            $19,289,457    $20,322,839
                                                            -----------    -----------
           Equipment Leases - 3.0%
18,000,000 Pegasus Aviation Lease 2000-1 A2,
           8.37% 3/25/30 (a)                       A-        11,343,981     10,620,000
 5,448,199 Pegasus Aviation Lease 2001-1A
           B1, 2.84% 5/10/31 (a)                   A          2,484,026      2,288,244
 9,080,332 Pegasus Aviation Lease 2001-1A
           B2, 7.27% 5/10/31 (a)                   A          5,040,241      4,767,174
                                                            -----------    -----------
                                                            $18,868,248    $17,675,418
                                                            -----------    -----------
           Home Equity Loans (Non-High Loan-To-Value) - 1.9%
 2,000,000 Conseco Finance 2002-C BF1,
           8.00% 8/15/33                           BBB        1,899,069      1,940,000
 4,876,759 Long Beach Holdings 2003-1 M4A,
           4.84% 3/25/33 (a)                       BBB-       4,181,998      4,194,013
 3,141,793 NC Finance Trust 2003-2, 9.00%
           1/25/33 (a)                             BBB-       3,140,331      3,144,086
 1,868,465 Sharps Trust 2002-HE3N N,
           10.00% 10/25/32 (a)                     BBB-       1,865,062      1,873,136
                                                            -----------    -----------
                                                            $11,086,460    $11,151,235
                                                            -----------    -----------

           Manufactured Housing Loans - 5.4%
 4,000,000 BankAmerica Manufactured
           Housing 1997-1 M, 6.80% 1/10/28         BBB-       3,680,900      3,812,160
 6,471,000 BankAmerica Manufactured
           Housing 1998-1 B1, 7.81% 8/10/25        BBB        2,506,596      2,458,980
16,350,000 BankAmerica Manufactured
           Housing 1998-2 B1, Zero Coupon
           Bond 12/10/25                           BBB        5,542,167      5,886,000
10,000,000 Bombardier Capital Mortgage 1999-
           B M2, 8.75% 12/15/29                    A          3,009,921      1,400,000

                                          27

                     REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                                Schedule of Investments
                                     June 30, 2003

Principal                                       S & P
 Amount/                                       Rating                      Market
 Shares               Description            (Unaudited)     Cost         Value (b)
 6,841,000 Bombardier Capital Mortgage 2000-
           A M2, 9.00% 6/15/30                   A       $  2,270,033    $  1,231,380
 5,000,000 Conseco Finance 2002-2 B1, 9.25%
           3/1/33                                BBB        4,721,671       4,927,650
 2,000,000 Deutsche Financial 1997-I M,
           7.275% 9/15/27                        AA-        1,446,161       1,508,680
12,863,000 Oakwood Mortgage 1996-C B1,
           7.96% 4/15/27 (a)                     BBB        9,876,252       7,252,417
 4,904,000 Oakwood Mortgage 1999-A B1,
           8.53% 4/15/29                         BBB        3,667,950       2,006,128
 2,500,000 UCFC Manufactured Housing 1998-
           1 M, 6.98% 7/15/29                    A-           751,849         712,500
                                                         ------------    ------------
                                                         $ 37,473,500    $ 31,195,895
                                                         ------------    ------------

           Small Business Loans - 4.0%
           FMAC Loan Trust 1997-B AX,
           3.00% 9/15/19 interest-only
           strips (a)                            A          5,459,392       5,894,978
 4,640,582 FMAC Loan Trust 1997-C A,
           6.75% 12/15/19 (a)                    BBB        3,981,406       4,329,152
           FMAC Loan Trust 1997-C AX,
           2.345% 12/15/19 interest-only
           strips (a)                            AAA        1,862,973       1,804,135
           FMAC Loan Trust 1998-A AX,
           2.136% 9/15/20 interest-only
           strips (a)                            AA         1,509,014       1,888,430
           FMAC Loan Trust 1998-CA AX,
           1.84% 9/15/18 interest-only
           strips (a)                            AAA        1,216,329       1,650,127
           Franchise Loan Trust 1998-I AX,
           1.82% 7/15/18 interest-only
           strips (a)                            AAA        6,883,204       7,598,939
                                                         ------------    ------------
                                                         $ 20,912,318    $ 23,165,761
                                                         ------------    ------------
Total Asset Backed Securities - Investment Grade         $159,061,196    $156,455,573
                                                         ------------    ------------

ASSET BACKED SECURITIES - NON-INVESTMENT GRADE - 46.3%

           Auto Dealerships - 1.5%
 2,452,500 Falcon Franchise Loan 2000-1 E,
           6.50% 4/5/16 (a)                      BB         1,544,493       1,673,929
 3,679,000 Falcon Franchise Loan 2000-1 F,
           6.50% 11/5/17                         B          2,255,028       2,343,633
 2,809,000 Falcon Franchise Loan 2001-1 A1,
           6.50% 1/5/23 (a)                      BB         1,695,713       1,915,907

                                          28

                     REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                                Schedule of Investments
                                     June 30, 2003

Principal                                          S & P
 Amount/                                          Rating                      Market
 Shares               Description               (Unaudited)     Cost         Value (b)
 5,617,000 Falcon Franchise Loan 2001-1 F,
           6.50% 1/5/23                             B       $  2,606,626    $  2,821,138
                                                            ------------    ------------
                                                            $  8,101,860    $  8,754,607
                                                            ------------    ------------

           Collateralized Loan Obligation - 3.9%
17,000,000 Blue Stripe Limited 2000-1A E,
           5.87% 10/20/08 (a)                       BB        15,627,831      15,852,500
 8,273,141 Crown 2002-1A E, 5.50%
           1/22/13 (a)                              BB+        6,706,000       6,866,707
                                                            ------------    ------------
                                                            $ 22,333,831    $ 22,719,207
                                                            ------------    ------------

           Commercial Loans - 17.3%
10,000,000 Asset Securitization 1997-D4 B2,
           7.525% 4/14/29                           BB         8,176,161       7,999,500
10,000,000 CS First Boston Mortgage 1997-C1
           G, 7.50% 6/20/14 (a)                     B          7,041,529       5,177,050
21,000,000 CS First Boston Mortgage 1998-C1
           F, 6.00% 5/17/40 (a)                     BB        12,760,556      13,207,110
   272,799 DR Securitized Lease 1994-K1 A1,
           Zero Coupon Bond 8/15/07                 C            234,969          95,480
 9,500,000 First Union-Chase Mortgage 1999-
           C2 J, 5.95% 6/15/31                      BB-        6,632,781       6,933,575
 7,000,000 GMAC Commercial Mortgage
           1997-C1 G, 7.414% 7/15/29                BB         6,044,772       5,965,820
18,000,000 GMAC Commercial Mortgage
           1997-C2 F, 6.75% 4/15/29                 BB        12,449,944      12,534,480
 7,000,000 GS Mortgage 1998-C1 F, 6.00%
           10/18/30 (a)                             BB+        5,563,939       6,319,950
13,000,000 GS Mortgage 1998-C1 H, 6.00%
           10/18/30 (a)                             B          6,759,607       6,813,040
20,000,000 GS Mortgage 1998-GLII F, 6.97%
           4/13/31 (a)                              BB        15,992,852      15,910,800
 2,030,000 JP Morgan Commercial Mortgage
           1997-SPC1, Zero Coupon Bond
           7/25/29 (a)                              B+         1,441,270       2,100,522
 3,719,000 Merrill Lynch Mortgage 1997-C1 F,
           7.12% 6/18/29                            B          2,870,069       2,892,043
 5,000,000 Merrill Lynch Mortgage 1998-C2 F,
           6.25% 2/15/30 (a)                        B          3,424,916       3,856,400
 3,500,000 JP Morgan Commercial Mortgage
           1999-C8 H, 6.00% 7/15/31 (a)             BB         2,775,991       3,134,285
 1,510,924 Morgan Stanley Capital I 1998-CF1
           F, Zero Coupon Bond 12/15/12 (a)         D          1,230,001         789,609
 8,484,953 Rite Aid 1999-1A A1, 6.796%
           7/2/16 (a)                               B-         6,746,666       7,212,210
                                                            ------------    ------------
                                                            $100,146,023    $100,941,874
                                                            ------------    ------------

                                          29

                    REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                               Schedule of Investments
                                    June 30, 2003

Principal                                          S & P
 Amount/                                          Rating                  Market
 Shares               Description               (Unaudited)    Cost      Value (b)
            Credit Cards - 3.4%
 7,000,000 Compucredit 2001-1A D, 8.68%
           1/15/08                               BB         $ 6,724,810    $ 6,825,140
 2,400,000 Metris Master 2001-2 C, 3.261%
           11/20/09 (a)                          BB           1,409,364      1,632,000
 1,000,000 Metris Master 2001-1 C, 3.079%
           12/20/07 (a)                          BB             759,287        900,000
12,400,000 Metris Master 2001-3 C, 3.029%
           7/21/08 (a)                           BB           8,734,419     10,478,000
                                                            -----------    -----------
                                                            $17,627,880    $19,835,140
                                                            -----------    -----------

           Equipment Leases - 0.4%
 1,934,293 Lease Investment Flight Trust 1A
           D2, 8.00% 7/15/31 (a)                 B+           1,458,859      1,375,611
 1,000,000 Pegasus Aviation Lease 1999-1A
           D1, 5.878% 3/25/29 (a)                BB             586,076        220,000
 1,467,692 Pegasus Aviation Lease 2000-1 D1,
           Zero Coupon Bond 3/25/30 (a)          CC           1,080,803         88,061
 1,498,147 Pegasus Aviation Lease 2000-1A
           D1, 8.00% 5/10/31 (a)                 BB           1,135,967        540,547
                                                            -----------    -----------
                                                            $ 4,261,705    $ 2,224,219
                                                            -----------    -----------

           Home Equity Loans (High Loan-To-Value) - 9.5%
 5,091,444 Empire Funding 1998-1 B2, 9.74%
           6/25/24                               B+           3,818,912      4,735,043
10,726,310 Empire Funding 1999-1 B2, 9.00%
           5/25/30 (a)                           Non-rated    8,662,194     10,136,363
 5,014,316 Ditech Home Loan 1998-1 B2,
           9.50% 6/15/29 (a)                     BB           3,910,935      4,161,882
10,000,000 GRMT Mortgage 2001-1 A B,
           10.50% 7/20/31 (a)                    BB           9,549,413     10,192,000
15,000,000 HomeQ 2002-2 CL2, 5.25%
           7/15/31 (a)                           Non-rated   11,387,308     11,550,000
14,997,901 HomeQ 2001-I BL2, 10.50%
           7/15/31 (a)                           BB          13,435,216     14,248,006
                                                            -----------    -----------
                                                            $50,763,978    $55,023,294
                                                            -----------    -----------

           Home Equity Loans (Non-High Loan-To-Value) - 0.9%
 1,750,000 Conseco Finance 2001-C B2,
           5.803% 8/15/33                        BB+          1,441,092      1,497,527
 4,000,000 Conseco Finance 2002-A B2, 6.90%
           4/15/32                               BB           3,769,680      3,840,640
                                                            -----------    -----------
                                                            $ 5,210,772    $ 5,338,167
                                                            -----------    -----------

           Home Improvement Loans - 0.3%
 2,196,923 Green Tree Home Loan 1996-D,
           Zero Coupon Bond 9/15/27 in
           default                               D            1,414,842      1,455,637

                                         30

                    REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                               Schedule of Investments
                                    June 30, 2003

Principal                                          S & P
 Amount/                                          Rating                  Market
 Shares              Description                (Unaudited)    Cost      Value (b)
          Manufactured Housing Loans - 3.2%
6,000,000 BankAmerica Manufactured
          Housing 1997-2 M, Zero Coupon
          Bond 4/10/28                           BB+        $ 4,966,152    $ 5,100,000
4,790,165 Green Tree Financial 1998-2 B2,
          Zero Coupon Bond 6/1/28 in default     D            2,523,382        965,745
9,151,798 Green Tree Financial 1994-4 B2,
          8.60% 7/15/19                          BB-          7,452,197      6,054,097
5,559,467 Green Tree Financial 1998-3 B2,
          Zero Coupon Bond 3/1/30 in default     D            2,721,791      1,121,011
1,576,133 Green Tree Financial 1996-4 B2,
          Zero Coupon Bond 6/15/27 in
          default                                D              742,021        385,995
1,405,829 Green Tree Financial 1997-2 B2,
          Zero Coupon Bond 6/15/28 in
          default                                CC             698,846        283,050
5,366,752 Green Tree Financial 1997-3 B2,
          Zero Coupon Bond 7/15/28 in
          default                                CC           2,572,326      1,082,152
  125,000 Green Tree Financial 1997-4 B1,
          7.23% 2/15/29                          BB             120,244         64,758
1,494,266 Green Tree Financial 1997-5 B2,
          Zero Coupon Bond 5/15/29 in
          default                                CC             741,213        318,548
5,929,810 Green Tree Financial 1997-7 B2,
          Zero Coupon Bond 7/15/29 in
          default                                D            3,349,503      1,262,279
6,093,112 Oakwood Mortgage 1996-C B2,
          9.31% 4/15/27 (a)                      Non-rated    4,342,156      1,503,902
3,157,665 Oakwood Mortgage 1997-A B2,
          8.025% 5/15/27                         D            1,510,340        412,991
                                                            -----------    -----------
                                                            $31,740,171    $18,554,528
                                                            -----------    -----------

          Recreational Equipment - 0.9%
4,263,417 Green Tree Recreational Equipment
          1996-C, 7.65% 10/15/17                 CCC-         3,778,515      4,108,953
  314,928 Green Tree Recreational Equipment
          1997-B B, 6.88% 7/15/28                CCC-           241,896        310,862
  180,367 Green Tree Recreational Equipment
          1997-C B, 6.75% 2/15/18                CCC-           168,693        176,767
  830,536 Green Tree Recreational Equipment
          1998-A BH, 8.41% 5/15/29               D              595,855        786,650
                                                            -----------    -----------
                                                            $ 4,784,959    $ 5,383,232
                                                            -----------    -----------

          Small Business Loans - 1.8%
2,692,852 FMAC Loan Trust 1997-B A,
          6.85% 9/15/19 (a)                      B            2,075,275      2,184,630

                                         31

                      REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                                 Schedule of Investments
                                      June 30, 2003

 Principal                                         S & P
  Amount/                                         Rating                      Market
  Shares                Description             (Unaudited)     Cost         Value (b)

  1,000,000 FMAC Loan Trust 1997-B, Zero
            Coupon Bond 9/15/19 (a)              CC              728,315         410,000
128,014,724 FMAC Loan Trust 1998-BA AX,
            2.257% 11/15/20 (a)                  B             7,945,009       8,081,570
                                                            ------------    ------------
                                                            $ 10,748,599    $ 10,676,200
                                                            ------------    ------------

            Special Purpose Entity - 3.2%
  1,000,000 MMCAPS Funding, Zero Coupon
            Bond 8/1/31 (a)                      Non-rated  $  1,000,000    $    990,000
  2,000,000 MMCAPS Funding, 3.50%
            12/15/31 (a)                         Non-rated     1,980,965       1,980,000
  2,000,000 MMCAPS Funding, 10.00%
            5/1/32 (a)                           Non-rated     2,000,000       1,980,000
  1,000,000 MMCAPS Funding, 13.00%
            6/15/31 (a)                          Non-rated     1,000,000         990,000
  2,000,000 Preferred Term Securities I, 13.00%
            12/11/32 (a)                         Non-rated     2,000,000       1,980,000
  1,000,000 Preferred Term Securities II, Zero
            Coupon Bond 5/22/33 (a)              Non-rated     1,000,000       1,000,000
  1,500,000 Preferred Term Securities VII,
            12.00% 10/3/32 (a)                   Non-rated     1,500,000       1,500,000
  2,000,000 Preferred Term Securities IX,
            12.00% 4/3/33 (a)                    Non-rated     2,000,000       2,000,000
  2,000,000 TPREF Funding I, Zero Coupon
            Bond 10/15/32 (a)                    Non-rated     2,000,000       1,980,000
  1,300,000 TPREF Funding II, 12.00%
            11/15/32 (a)                         Non-rated     1,300,000       1,287,000
  3,000,000 TPREF Funding III, 11.00%
            1/15/33 (a)                          Non-rated     3,000,000       2,970,000
                                                            ------------    ------------
                                                            $ 18,780,965    $ 18,657,000
                                                            ------------    ------------
Total Asset Backed Securities - Non-Investment Grade        $275,915,585    $269,563,105
                                                            ------------    ------------

CORPORATE BONDS - INVESTMENT GRADE - 0.4%

            Insurance - 0.4%
  3,500,000 Atlantic Mutual, 8.15% Bond
            2/15/28 (a)                          BBB           2,174,018       2,393,093
                                                            ------------    ------------
Total Corporate Bonds - Investment Grade                    $  2,174,018    $  2,393,093
                                                            ------------    ------------

CORPORATE BONDS - NON-INVESMENT GRADE - 13.8%

            Construction & Engineering - 0.1%
  1,000,000 Quanta Services, 4.00% Bond
            7/1/07                               Non-rated       792,156         817,500

            Energy - 2.4%
  6,270,000 Benton Oil & Gas, 9.375% Bond
            11/1/07                              CCC+          5,537,108       5,690,025

                                           32

                   REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                              Schedule of Investments
                                   June 30, 2003

Principal                                      S & P
 Amount/                                      Rating                     Market
 Shares              Description            (Unaudited)    Cost         Value (b)

5,000,000 Calpine, 8.50% Bond 2/15/11          CCC+       3,752,133      3,912,500
1,250,000 Edison Mission Energy, 7.73%
          Bond 6/15/09                         BB-      $ 1,062,672    $ 1,067,525
2,000,000 Edison Mission Energy, 10.00%
          Bond 8/15/08                         BB-        1,887,128      1,908,040
2,000,000 Mirant Americas, 8.50% Bond
          10/1/21                              CCC        1,353,858      1,167,860
                                                        -----------    -----------
                                                        $13,592,899    $13,745,950
                                                        -----------    -----------

          Finance - 0.1%
1,063,000 DVI, 9.875% Bond 2/1/04              B            985,083        773,332

          Food & Agriculture - 0.7%
5,000,000 Land O Lakes, 8.75% Bond
          11/15/11                             B+         3,479,272      4,000,000

          Health Care - 0.8%
1,689,000 Medaphis, 9.50% Bond 2/15/05         B+         1,643,602      1,722,780
3,000,000 RES-CARE, 10.625% Bond
          11/15/08                             B-         2,735,926      2,820,000
                                                        -----------    -----------
                                                        $ 4,379,528    $ 4,542,780
                                                        -----------    -----------

          Insurance - 0.2%
2,100,000 Vesta Insurance Group, 8.75% Bond
          7/15/25                              B          1,246,133      1,349,250

          Machinery - 0.3%
2,000,000 Case, 6.75% Bond 10/21/07            BB         1,681,172      1,930,000

          Manufacturing - 5.1%
2,500,000 Blount, 7.00% Bond 6/15/05           CCC        2,309,248      2,425,000
2,000,000 Blount, 13.00% Bond 8/1/09           CCC        1,624,083      1,620,000
1,550,000 Borden Chemical, 9.25% Bond
          6/15/19                              BB-        1,013,973      1,069,500
1,800,000 Borden Chemical, 9.20% Bond
          3/15/21                              BB-        1,173,956      1,179,000
4,000,000 Borden Chemical, 7.875% Bond
          2/15/23                              BB-        2,407,792      2,561,440
1,000,000 Crown Cork & Seal, 8.00% Bond
          4/15/23                              B            719,012        718,750
2,000,000 Georgia-Pacific, 8.875% Bond
          5/15/31                              BB+        1,690,401      1,830,000
4,000,000 Goodyear Tire, 7.857% Bond
          8/15/11                              B+         3,058,362      3,039,200
5,000,000 International Wire, 11.75% Bond
          6/1/05                               CCC-       3,294,601      3,275,000
4,000,000 Lyondell Chemical, 10.875% Bond
          5/1/09                               B+         3,556,595      3,820,000
4,000,000 Tenneco Automotive, 11.625%
          Bond 10/15/09                        CCC+       3,031,993      3,540,000

                                         33

                 REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                            Schedule of Investments
                                 June 30, 2003

 Principal                                        S & P
  Amount/                                        Rating                     Market
  Shares             Description               (Unaudited)    Cost         Value (b)

 5,000,000 USEC, 6.625% Bond 1/20/06           BB-         $ 4,258,426    $ 4,469,250
                                                           -----------    -----------
                                                           $28,138,442    $29,547,140
                                                           -----------    -----------

           Recreational - 0.8%
 5,100,000 Bally Total Fitness Holdings,
           9.875% Bond 10/15/07                 B-           4,539,166      4,653,750

           Rentals - 0.9%
 5,500,000 United Rentals, 9.25% Bond
           1/15/09                              B+           4,668,463      5,417,500

           Technology - 1.3%
 5,000,000 Amkor Technology, 5.75% Bond
           6/1/06                               CCC+         4,378,686      4,517,200
 3,000,000 Knowles Electonics, 13.125% Bond
           10/15/09                             CCC-         2,257,922      2,700,000
                                                           -----------    -----------
                                                           $ 6,636,608    $ 7,217,200
                                                           -----------    -----------

           Telecommunications - 0.6%
 4,000,000 Ciena, 3.75% Bond 5/1/08             B            2,799,659      3,320,000
 2,500,000 Globalstar, Zero Coupon Bond
           6/1/05 in default                    Non-rated       96,875         62,500
                                                           -----------    -----------
                                                           $ 2,896,534    $ 3,382,500
                                                           -----------    -----------

           Transportation - 0.5%
 1,105,000 Sea Containers, 7.875% Bond
           2/15/08                              B              696,640        884,000
 2,000,000 Sea Containers, 10.75% Bond
           10/15/06                             B            1,805,547      1,820,000
                                                           -----------    -----------
                                                           $ 2,502,187    $ 2,704,000
                                                           -----------    -----------
 Total Corporate Bonds - Non-Investment Grade              $75,537,643    $80,080,902
                                                           -----------    -----------

 MORTGAGE BACKED SECURITIES - 5.5%

           Collateralized Mortgage Obligation - 5.5%
   205,984 Residential Asset 1999-A6 B4,
           6.50% 9/25/14 (a)                    Non-rated      157,993        202,655
   247,181 Residential Asset 1999-A6 B5,
           6.50% 9/25/14 (a)                    Non-rated      155,003        182,343
   154,499 Chase Mortgage 1999-S7 B5, 6.25%
           6/25/14 (a)                          Non-rated       69,445        114,340
 4,231,000 Falcon Franchise 2003-1 E, 6.00%
           1/5/25 (a)                           BB+          2,834,932      2,890,027
 6,348,000 Falcon Franchise 2003-1 F, 6.00%
           1/5/25 (a)                           B-           3,301,801      3,382,913
           Falcon Franchise 2003-1, 3.252%
           1/5/25 interest-only strips (a)      AAA          4,303,021      4,336,599

                 REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                            Schedule of Investments
                                 June 30, 2003

Principal                                           S & P
 Amount/                                           Rating                    Market
 Shares               Description                (Unaudited)    Cost        Value (b)

  402,041 First Nationwide Trust 2001-4 DB4,
          6.50% 9/25/31                          BB          $   294,036   $   359,755
  401,701 First Nationwide Trust 2001-4 DB5,
          4.20% 9/25/31                          B               225,040       247,412
          Freddie Mac FHR 2521 IC, 5.50%
          11/15/21 interest-only strips          AAA           1,440,357     1,363,900
  197,547 GE Capital Mortgage Services
          1998-26 B5, 6.25% 2/25/14 (a)          Non-rated        88,099       142,984
          GNMA 2001-44, 1.072% 7/16/41
          interest-only strips                   Non-rated     3,840,812     3,741,006
  627,607 Mellon Residential 1999-TBC1 B6,
          6.418% 1/25/29 (a)                     Non-rated       235,835       407,945
1,357,808 Mellon Residential 1999-TBC2 B6,
          6.675% 7/25/29 (a)                     Non-rated       511,176       882,575
  616,802 Mellon Residential 1999-TBC3 B6,
          2.76% 10/20/29 (a)                     Non-rated       231,871       203,545
  677,837 Mellon Residential 2000-TBC1 B6,
          6.904% 3/25/30 (a)                     Non-rated       254,171       576,161
1,820,781 Mellon Residential 2000-TBC2 B6,
          2.70% 6/15/30 (a)                      Non-rated       714,863       546,234
  647,000 Mellon Residential 2002-TBC1 B5,
          4.90% 9/15/30 (a)                      Non-rated       467,447       549,950
  647,717 Mellon Residential 2002-TBC1 B6,
          4.90% 9/15/30 (a)                      Non-rated       232,426       304,427
          Mellon Residential 2002-TBC2 X,
          1.101% 8/15/32 interest-only strips    AAA           7,840,061     7,978,552
  538,088 Norwest Asset 1999-5 B6, 6.25%
          3/25/14 (a)                            Non-rated       245,987       406,305
  351,562 Norwest Asset 1999-15 B6, 6.25%
          6/25/14 (a)                            Non-rated       158,903       249,331
  119,925 PNC Mortgage 1999-1 2B5, 6.25%
          2/25/14 (a)                            Non-rated        84,318       113,143
  745,291 Residential Funding 2002-SA2 B2,
          5.691%, 9/25/32 (a)                    B               526,318       594,816
  993,105 Residential Funding 2002-SA2 B3,
          5.691%, 9/25/32 (a)                    Non-rated       302,551       453,968
1,543,078 Washington Mutual 2002-AR16 B5,
          4.082% 12/25/32                        B               973,471     1,080,371
2,575,700 Washington Mutual 2002-AR16 B6,
          4.082% 12/25/32                        Non-rated       611,161       684,776
                                                             -----------   -----------
Total Mortgage Backed Securities                             $30,101,098   $31,996,033
                                                             -----------   -----------

COMMON STOCKS - 4.3%
   45,150 Allied Capital Corporation                             948,350     1,042,965
   61,000 American Capital Strategies, Ltd.                    1,494,759     1,526,220
   71,600 Anthracite Capital, Inc.                               775,255       863,496
   20,000 Automatic Data Processing, Inc.                        649,365       677,200

                 REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                            Schedule of Investments
                                 June 30, 2003

Principal                                      S & P
 Amount/                                      Rating                   Market
 Shares              Description            (Unaudited)     Cost      Value (b)

 10,000    Bank of America Corporation                  $   706,000  $   790,300
 30,000    Baxter International Inc.                        677,200      780,000
 26,000    Black & Decker Corporation                     1,021,725    1,129,700
  5,000    BP p.l.c.                                        192,248      210,100
 31,000    CVS Corporation                                  723,151      868,930
 95,000    Cytyc Corporation                              1,039,537    1,002,250
 19,400    Enbridge Energy Partners, L.P.                   781,449      929,260
 34,000    General Electric Company                         792,940      975,120
 26,000    H&R Block Inc.                                 1,004,747    1,124,500
 40,000   * Harvest Natural Resources, Inc.                 193,194      254,800
 35,000    HCA Inc.                                       1,109,021    1,121,400
 58,000    Health Management Associates,
            Inc.                                          1,000,372    1,070,100
  8,100    Home Depot, Inc.                                 178,686      268,272
 30,000    J.C. Penny Company, Inc.                         510,000      505,500
 28,000    J.P. Morgan Chase & Co.                          815,948      957,040
 72,400   * King Pharmaceuticals, Inc.                    1,080,676    1,068,624
 35,000    Limited Brands, Inc.                             466,001      542,500
 20,000    Marathon Oil Corporation                         482,820      527,000
 35,000    Maytag Corporation                               764,548      854,700
 30,000   * Nextel Communications, Inc.                     532,500      306,900
 55,000    Nordic American Tanker Shipping
           Limited                                          694,806      781,000
 50,000    RAIT Investment Trust                            924,330    1,325,000
 42,500    Sears, Roebuck and Co.                         1,158,785    1,429,700
 37,500    The Stanley Works                                901,453    1,035,000
 20,000    Wells Fargo & Company                            960,450    1,008,000
                                                        -----------  -----------
Total Common Stocks                                     $22,580,316  $24,975,577
                                                        -----------  -----------
          * Non-Income Producing

OPTIONS - (0.1%)
    280    J.P. Morgan Chase & Co.                          (19,034)     (12,600)
     15    Sears, Roebuck and Co.                            (1,095)        (375)
                                                        -----------  -----------
Total Options                                           $   (20,129) $   (12,975)
                                                        -----------  -----------

PREFERRED STOCKS - 0.6%
  1,000    Compass Loan Holdings (a)                        862,916    1,137,624
  1,000    Seneca LTD (a)                                   992,500      900,000
 40,000    TXU Corporation                                1,158,000    1,381,600
                                                        -----------  -----------
Total Preferred Stocks                                  $ 3,013,416  $ 3,419,224
                                                        -----------  -----------

                 REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                            Schedule of Investments
                                 June 30, 2003

Principal                                       S & P
 Amount/                                       Rating                      Market
 Shares               Description            (Unaudited)     Cost         Value (b)

INVESTMENT COMPANIES - 0.5%
    54,600 Pioneer High Income Trust                     $    693,196   $    845,208
    75,900 Royce Value Trust, Inc.                          1,137,675      1,133,946
    59,900 Salomon Brothers High
             Income Fund II Inc.                              584,694        714,008
                                                         ------------   ------------
Total Investment Companies                               $  2,415,565   $  2,693,162
                                                         ------------   ------------

EURODOLLAR TIME DEPOSITS - 3.6%
           State Street Bank & Trust Company
           Eurodollar time deposits dated
           June 30, 2003, .50%, maturing at
           $21,015,291.88 on July 1, 2003.               $ 21,015,000   $ 21,015,000
                                                         ------------   ------------
Total Investments - 101.7%                               $591,793,708   $592,578,694
                                                         ------------   ------------
Other Assets and Liabilities, net - (1.7%)                                (9,777,883)
                                                                        ------------
Net Assets                                                              $582,800,811
                                                                        ============

(a) Securities sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors." Pursuant to guidelines adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc. (the investment advisor for each fund).

(b) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.

                              INDEX DESCRIPTIONS+


S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

KBW Bank Index is a capitalization-weighted index consisting of 24 geographically diverse and National Market System stocks, representing national money center banks and leading regional institutions. The index is intended to reflect the evolving financial sector and was developed as of October 21, 1991.

Lehman Brothers Intermediate Aggregate Index covers the intermediate U.S. investment-grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-based securities.

Lehman Brothers Ba High Yield Index covers Ba fixed rate, non-investment grade debt. The index was first introduced in January 1986 and historical data are available since January 1983. The index includes Canadian bonds and debt from non-emerging countries but excludes Eurobonds and debt from non-emerging countries. The index also includes original issue zeros, step-up coupons structures, and 144A securities.

Lehman Brothers U.S. Corporate High Yield Index is comprised of fixed rate, non-investment grade debt issues rated Ba1 or lower by Moody's Investors, BB+ or lower by S&P, or non-investment grade by Fitch Investor's Service. The index carries debt issued in the Industrial, Utility, and Finance Sectors. All bonds included in the High Yield Index must be dollar-denominated and nonconvertible and have at least one year remaining to maturity and a minimum outstanding par value of $150 million.

Lehman Brothers Caa High Yield Index is the Caa component of the Lehman Brothers U.S. Corporate High Yield index. The Caa High Yield Index covers fixed rate, non-investment grade debt rated Caa by Moody's Investors or rated comparably by another major rating.

                     [This Page Intentionally Left Blank]

                        MORGAN KEEGAN SELECT FUND, INC.
                     Statements of Assets and Liabilities
                                 June 30, 2003




         ASSETS:

           Investments, in securities as detailed in the accompanying schedules at market (cost $26,320,067, $6,705,405,
             $194,689,906 and $591,793,708, respectively)
           Cash
           Dividends and interest receivable
           Receivable for securities sold
           Other assets
           Due from affiliates

            TOTAL ASSETS

         LIABILITIES:

           Accrued expenses
           Due to affiliates
           Payable for securities purchased
           Distributions payable

            TOTAL LIABILITIES

           NET ASSETS


         NET ASSETS consist of:

           Net unrealized appreciation of investments
           Paid-in capital
           Undistributed net investment income
           Accumulated net realized gain (loss) on investments

               NET ASSETS


         SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:
           Class A shares
            Net Assets
            Shares outstanding
            Net Asset Value per share
           Class C shares
            Net Assets
            Shares outstanding
            Net Asset Value per share
           Class I shares
            Net Assets
            Shares outstanding
            Net Asset Value per share

See accompanying Notes to Financial Statements.

                        MORGAN KEEGAN SELECT FUND, INC.
                     Statements of Assets and Liabilities
                                 June 30, 2003


  Capital Growth      Financial           Intermediate          High Income
       Fund             Fund                Bond Fund              Fund

   $31,127,077        $ 8,295,181         $ 197,253,271         $592,578,694
         6,449            264,285               466,770               10,636
        22,064             16,249             2,549,787            8,594,990
          --               32,188             2,262,005            2,633,470
        16,113               --                    --                   --
         2,938               --                    --                   --
   -----------        -----------         -------------         ------------
    31,174,641          8,607,903           202,531,833          603,817,790


        69,043             53,760                36,477               61,527
       113,024             36,071               361,817            1,535,101
          --                 --                    --             14,373,852
          --                 --               1,446,194            5,046,499
   -----------        -----------         -------------         ------------
       182,067             89,831             1,844,488           21,016,979
   -----------        -----------         -------------         ------------
   $30,992,574        $ 8,518,072         $ 200,687,345         $582,800,811
   ===========        ===========         =============         ============

     4,807,010          1,589,776             2,563,365              784,985
    20,650,063          7,329,286           198,631,067          577,994,466
        27,080               --                    --                 27,234
     5,508,421           (400,990)             (507,087)           3,994,126
   -----------        -----------         -------------         ------------
   $30,992,574        $ 8,518,072         $ 200,687,345         $582,800,811
   ===========        ===========         =============         ============

   $30,449,863        $ 6,279,463         $  82,786,047         $298,816,127
     1,820,504            561,222             7,969,396           28,319,731
   $     16.73        $     11.19         $       10.39         $      10.55
   $    29,050        $ 1,536,217         $  84,553,526         $173,289,990
         1,756            139,140             8,144,802           16,423,117
   $     16.55        $     11.04         $       10.38         $      10.55
   $   513,661        $   702,392         $  33,347,772         $110,694,694
        30,513             61,936             3,208,859           10,491,489
   $     16.83        $     11.34         $       10.39         $      10.55


See accompanying Notes to Financial Statements.

                        MORGAN KEEGAN SELECT FUND, INC.
                           Statements of Operations
                       For the year ended June 30, 2003


          INVESTMENT INCOME:

            Interest
            Dividends


          EXPENSES:

            Management fee
            Distribution fee
             Class A
             Class C
             Class I
            Legal fees
            Audit fees
            Accounting and transfer agent fees
            Custodian fees
            Registration fees
            Directors fees
            Other

          Total Expenses
            Less: Fee waiver and reimbursement from Advisor

          Net Expenses

          NET INVESTMENT INCOME (LOSS)

            Realized and Unrealized Gains (Losses) on Investments:
             Change in unrealized appreciation (depreciation)
             Net realized gain (loss) on securities

          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS



See acompanying Notes to Financial Statements.

                        MORGAN KEEGAN SELECT FUND, INC.
                           Statements of Operations
                       For the year ended June 30, 2003


      Capital Growth      Financial       Intermediate         High Income
       Fund                 Fund            Bond Fund              Fund

     $     7,266         $     259         $ 13,300,437         $55,098,414
         302,800           251,671               82,835           1,834,615
     -----------         ---------         ------------         -----------
         310,066           251,930           13,383,272          56,933,029

         310,305           111,308              644,640           3,360,646
         152,774            42,578              187,305             578,133
             267            18,075              343,709           1,001,664
               -                 -                    -                   -
          11,537             4,102               54,114             152,559
          16,250            16,250               22,398              26,602
         121,267            53,719              160,018             259,713
          17,059            14,557               16,920              27,757
          17,524             6,125               31,559              62,917
           8,500             8,500                8,500               8,500
           4,813             1,697               19,091              47,452
     -----------         ---------         ------------         -----------
         660,296           276,911            1,488,254           5,525,943
         (40,152)                -                    -                   -
     -----------         ---------         ------------         -----------
         620,144           276,911            1,488,254           5,525,943
     -----------         ---------         ------------         -----------
        (310,078)          (24,981)          11,895,018          51,407,086
     -----------         ---------         ------------         -----------

      (7,317,721)         (214,565)           3,260,829           1,220,458
       6,052,406          (400,989)            (420,354)          2,428,215
     -----------         ---------         ------------         -----------
     $(1,575,393)        $(640,535)        $ 14,735,493         $55,055,759
     ===========         =========         ============         ===========


See accompanying Notes to Financial Statements.

                        MORGAN KEEGAN SELECT FUND, INC.
                      Statements of Changes in Net Assets
                  For the years ended June 30, 2003 and 2002


                                                                          Capital Growth Fund
                                                                          2003           2002
                                                                      -----------     -----------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                        $  (310,078)    $  (415,745)
  Unrealized appreciation (depreciation), net                          (7,317,721)     (4,596,264)
  Net realized gain (loss) from investment transactions                 6,052,406        (474,427)
                                                                      -----------     -----------
  Increase (decrease) in net assets resulting from operations          (1,575,393)     (5,486,436)
  Distributions to shareholders from net investment income:
   Class A                                                                      -               -
   Class C                                                                      -               -
   Class I                                                                      -               -
  Distributions to shareholders in excess of net investment income:
   Class A                                                                      -               -
   Class C                                                                      -               -
   Class I                                                                      -               -
  Distributions to shareholders from net realized gain (loss) on investments:
   Class A                                                                      -        (345,702)
   Class C                                                                      -             (41)
   Class I                                                                      -               -
                                                                      -----------     -----------
  Total distribution to shareholders                                            -        (345,743)
Capital share transactions
  Proceeds from shares sold:
   Class A                                                              1,055,125       3,477,782
   Class C                                                                    142          30,000
   Class I                                                                183,573         526,677
  Proceeds from sales of shares as a result of reinvested dividends:
   Class A                                                                      -         342,672
   Class C                                                                      -              41
   Class I                                                                      -               -
  Less shares redeemed:
   Class A                                                             (6,102,569)     (8,031,268)
   Class C                                                                 (2,492)              -
   Class I                                                               (110,223)        (50,000)
                                                                      -----------     -----------
  Net increase (decrease) in Net Assets from share transactions        (4,976,444)     (3,704,096)
                                                                      -----------     -----------

Total Increase (decrease) in Net Assets                                (6,551,837)     (9,536,275)

NET ASSETS:
  Beginning of Period                                                  37,544,411      47,080,686
  End of Period                                                       $30,992,574     $37,544,411
                                                                      ===========    ===========

See accompanying Notes to Financial Statements.

                        MORGAN KEEGAN SELECT FUND, INC.
                      Statements of Changes in Net Assets
                   For the year ended June 30, 2003 and 2002


      Financial Fund           Intermediate Bond Fund           High Income Fund
     2003         2002           2003          2002            2003          2002
 -----------  -----------    ------------  ------------   ------------   ------------
$   (24,981)  $   (31,405)  $ 11,895,018   $  6,287,758   $ 51,407,086   $ 18,278,486
   (214,565)       62,399      3,260,829       (971,167)     1,220,458     (2,242,711)
   (400,989)      198,338       (420,354)      (174,354)     2,428,215        472,628
-----------   -----------   ------------   ------------   ------------   ------------
   (640,535)      229,332     14,735,493      5,142,237     55,055,759     16,508,403
    (27,741)      (33,457)    (5,481,931)    (3,076,542)   (25,270,836)    (8,749,652)
     (5,669)       (4,540)    (4,025,939)    (1,751,380)   (13,933,499)    (4,444,671)
     (2,308)       (1,877)    (2,217,549)    (1,345,640)    (9,435,029)    (3,967,908)
          -             -              -              -              -              -
          -             -              -              -              -              -
          -             -              -              -              -              -
   (102,297)      (58,549)             -       (155,183)      (729,197)      (582,560)
    (20,904)       (7,945)             -        (99,144)      (444,085)      (288,232)
     (8,509)       (3,284)             -        (70,988)      (273,958)      (262,716)
-----------   -----------   ------------   ------------   ------------   ------------
   (167,428)     (109,652)   (11,725,419)    (6,498,877)   (50,086,604)   (18,295,739)
    320,605       886,966     49,060,731     48,916,009    191,541,303    111,599,788
     20,000       186,360     66,447,669     24,818,442    104,784,411     61,568,643
     95,818       410,392     23,649,546     13,170,576     72,299,339     35,054,395
    127,595        90,563      3,115,256      2,138,790     10,397,577      4,068,860
     26,271        12,389      1,849,646      1,101,589      6,829,363      2,491,987
     10,817         5,161      1,098,606        872,096      4,865,965      2,433,893
 (5,030,389)   (8,002,223)   (25,357,083)    (8,155,473)   (40,842,834)    (8,462,985)
   (541,935)     (444,551)   (16,503,377)    (3,125,478)   (14,698,798)    (4,363,595)
   (341,095)     (724,169)   (12,256,723)    (3,683,367)   (18,566,134)    (3,428,370)
-----------   -----------   ------------   ------------   ------------   ------------
 (5,312,313)   (7,579,112)    91,104,271     76,053,184    316,610,192    200,962,616
-----------   -----------   ------------   ------------   ------------   ------------

 (6,120,276)   (7,459,432)    94,114,345     74,696,544    321,579,347    199,175,280

 14,638,348    22,097,780    106,573,000     31,876,456    261,221,464     62,046,184
$ 8,518,072   $14,638,348   $200,687,345   $106,573,000   $582,800,811   $261,221,464
===========   ===========   ============   ============   ============   ============

See accompanying Notes to Financial Statements.

                        MORGAN KEEGAN SELECT FUND, INC.
                         Notes To Financial Statements
                                 June 30, 2003


Note 1: Summary of Significant Accounting Policies

Morgan Keegan Select Fund, Inc., an open-end management investment company, offers the following fund choices: Regions Morgan Keegan Select Capital Growth Fund, Regions Morgan Keegan Select Financial Fund, Regions Morgan Keegan Select Intermediate Bond Fund, and Regions Morgan Keegan Select High Income Fund (the "funds"). The investment objectives and principal investment strategies of the funds are as follows:

  . The Regions Morgan Keegan Select Capital Growth Fund seeks capital appreciation. Under normal circumstances, the fund invests at least 65% of its assets in U.S.-traded equity securities.

  . The Regions Morgan Keegan Select Financial Fund seeks long-term capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of large, mid- and small-cap companies in the financial services industry.

  . The Regions Morgan Keegan Select Intermediate Bond Fund seeks a high level of income by investing in intermediate-maturity, investment-grade bonds. The fund seeks capital growth as a secondary objective, when consistent with the fund's primary objective. Under normal circumstances, the fund invests at least 80% of its assets in debt securities. The fund invests primarily in investment-grade, intermediate-term-maturity bonds with effective maturities between 1 and 10 years that Morgan Asset Management, Inc. ("Advisor") believes offer attractive yield and capital appreciation potential.

  . The Regions Morgan Keegan Select High Income Fund seeks a high level of income by investing in below-investment-grade bonds (commonly referred to as "junk bonds"). The fund seeks capital growth as a secondary objective when consistent with the fund's primary objective. Under normal circumstances, the fund invests a majority of its total assets in below investment-grade bonds that the Advisor believes offer attractive yield and capital appreciation potential.

Capitalization for each fund is as follows:

                              Capital Growth   Financial       Intermediate     High Income
Organization date             Apr. 15, 1986    Aug. 14, 2000   Jan. 13, 1999    Jan. 13, 1999
Initial Capitalization Date   Aug. 18, 1986    Aug. 28, 2000   Mar. 22, 1999    Mar. 22, 1999
Amount of initial
 Capitalization                    $100,000               --         $50,000          $50,000
Shares issued at
 Capitalization                      10,000               --           5,000            5,000
Shares authorized               300,000,000      300,000,000     300,000,000      900,000,000
Public offering date          Sep. 22, 1986    Aug. 28, 2000   Mar. 22, 1999    Mar. 22, 1999

                        MORGAN KEEGAN SELECT FUND, INC.
                         Notes To Financial Statements
                                 June 30, 2003


Security Valuation:
Investments in securities, which trade on national securities exchanges, are stated at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. The Intermediate Bond Fund and the High Income Fund normally obtain market values for their securities from an independent pricing service or from the use of an internal matrix system that derives value based on comparable securities. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, or original cost plus accrued interest, both of which approximate market. When the funds believe that a market quote does not reflect a security's true value, the funds may substitute for the market value a fair value estimate made according to methods approved by the Board of Directors.

Premiums and Discounts:
Premiums and discounts on debt securities are amortized for financial reporting purposes. All gain/loss on principal payments of mortgage- and asset-backed securities are accounted for as interest income.

Other Policies:
The fund follows industry practice and records security transactions on the trade date. Dividend income and distributions to shareholders are recognized on the ex-dividend date and interest is recognized on an accrual basis. Realized gains and losses on securities transactions are determined using the specific identification method.

Repurchase Agreements:
The funds' policy for securities purchased under agreements to resell is to have market value equal to or greater than the funds' purchase price and to have such securities taken into possession by the funds' custodian. If the custodian becomes bankrupt, the funds might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral.

Use of Estimates:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the period. Actual results could differ from those estimates.

                        MORGAN KEEGAN SELECT FUND, INC.
                         Notes To Financial Statements
                                 June 30, 2003

Note 2: Multiple Class Structure and Plan of Distribution

A multiple class structure has been adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended, on behalf of each fund. Each fund offers three share classes: Class A, Class C and Class I. Class A shares are sold with an initial sales charge. Class C shares are sold without an initial sales charge and are subject to a contingent deferred sales charge on redemptions within the first year of purchase. Class I shares are sold without sales charges of any kind and are available only to certain retirement accounts and other special programs. The Class A and Class C shares of each fund have distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Each fund or class bears expenses incurred specifically on its behalf and, in addition, each fund or class bears a portion of general expenses, based on the relative net assets of each fund or class. Realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class's shares outstanding. Income distributions are declared by each class on a daily basis and paid monthly.

Note 3: Payment to Related Parties

Morgan Asset Management, Inc. is the investment advisor for each fund. Morgan Keegan and Company, Inc. acts as a distributor of each of the funds' shares under a plan of distribution pursuant to Rule 12b-1. Investment advisory and management fees and 12b-1 distribution fees are based on a percentage of each funds' average daily net asset value. The following chart represents sales charges and fees:

                                        Class A   Class C   Class I
          Capital Growth Fund           -------   -------   -------

             Initial Sales Charge:       3.50%     0.00%     0.00%
             Deferred Sales Charge:      0.00%     1.00%     0.00%
             Investment Advisory Fee:    1.00%     1.00%     1.00%
             12b-1 Fees:                 0.50%     1.00%     0.00%


                                        Class A   Class C   Class I
          Financial Fund                -------   -------   -------

             Initial Sales Charge:       4.75%     0.00%     0.00%
             Deferred Sales Charge:      0.00%     1.00%     0.00%
             Investment Advisory Fee:    1.00%     1.00%     1.00%
             12b-1 Fees:                 0.50%     1.00%     0.00%

                                        Class A   Class C   Class I
          Intermediate Bond Fund        -------   -------   -------
             Initial Sales Charge:       2.00%     0.00%     0.00%
             Deferred Sales Charge:      0.00%     1.00%     0.00%
             Investment Advisory Fee:    0.40%     0.40%     0.40%
             12b-1 Fees:                 0.25%     0.60%     0.00%

                          MORGAN KEEGAN SELECT, INC.
                         Notes To Financial Statements
                                 June 30, 2003


                                        Class A   Class C   Class I
          High Income Fund              -------   -------   -------

             Initial Sales Charge:       2.50%     0.00%     0.00%
             Deferred Sales Charge:      0.00%     1.00%     0.00%
             Investment Advisory Fee:    0.75%     0.75%     0.75%
             12b-1 Fees:                 0.25%     0.75%     0.00%


Morgan Keegan and Company, Inc. also provides accounting services and transfer agent services for each fund. The Advisor has agreed to waive its fee and to reimburse each of the following funds through June 30, 2004 to the extent its annual operating expenses (excluding brokerage, interest, taxes and extraordinary expenses) exceeds a specific percentage of net assets as follows:


                                        Class A   Class C   Class I
                                        -------   -------   -------

           Capital Growth Fund           2.00%     2.75%     1.75%
           Intermediate Bond Fund        0.90%     1.25%     0.65%
           High Income Fund              1.25%     1.75%     1.00%


For the year ended June 30, 2003, Morgan Keegan and Company, Inc. received initial sales charges related to Class A shares and deferred sales charges related to Class A and Class C shares as follows:


                                       Class A   Class A   Class C
                                         Sales    CDSC      CDSC
                                       -------    ----      ----

           Capital Growth Fund      $    5,065   $    0    $     0
           Financial Fund                8,579        0      1,255
           Intermediate Bond Fund      373,768       64     73,881
           High Income Fund          1,503,537    8,028     73,202


For the year ended June 30, 2003, Morgan Keegan and Company, Inc earned underwriting discounts, direct commissions or dealer incentives on the sales and purchases of securities as follows:


                                    Underwriting   Direct      Dealer
                                     Discounts   Commissions Incentives
                                     ---------   ----------- ----------

           Capital Growth Fund           $0        $  200        $0
           Financial Fund                 0         3,789         0
           Intermediate Bond Fund         0             0         0
           High Income Fund               0             0         0


Note 4: Investment Securities

Information related to investment securities (excluding short-term investments) by portfolio is as follows:


                        Capital Growth  Financial    Intermediate   High Income
                             Fund         Fund        Bond Fund        Fund

    Cost of purchases    $22,799,191   $  330,425   $147,797,742   $608,512,118
    Proceeds from sales   29,278,446    5,437,824     57,473,461    285,786,500

                        MORGAN KEEGAN SELECT FUND, INC.
                         Notes To Financial Statements
                                 June 30, 2003


Note 5: Federal Income Taxes

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and capital gains. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ form those reflected in the accompanying financial statements.

The classification of distributions for tax purposes for the year ended June 30, 2003 were as follows:


                           Capital Growth Financial   Intermediate   High Income
                                Fund        Fund       Bond Fund        Fund

   Ordinary income              $  0      $ 35,718    $11,725,419    $48,639,364
   Long-term capital gains         0       131,710              0      1,447,240
                                ----      --------    -----------    -----------
                                   0       167,428     11,725,419     50,086,604
                                ====      ========    ===========    ===========


At June 30, 2003, the tax basis components of net assets were as follows:

                             Capital Growth    Financial    Intermediate     High Income
                                  Fund           Fund        Bond Fund          Fund
Unrealized appreciation       $ 5,150,861     $1,849,920    $  6,514,119    $ 31,264,922
Unrealized depreciation          (545,105)      (264,801)     (3,950,754)    (30,397,933)
                              -----------     ----------    ------------    ------------
Net unrealized appreciation
 (depreciation)                 4,605,756      1,585,119       2,563,365         866,989
Undistibuted ordinary income           --             --       1,435,338       4,991,730
Undistributed long term
 capital gains                  5,736,755             --              --       3,994,126
Capital loss carryforwards             --       (396,333)       (496,231)             --
                              -----------     ----------    ------------    ------------
Distributable earnings         10,342,511      1,188,786       3,502,472       9,852,845
Paid-in capital                20,650,063      7,329,286     197,184,873     572,947,966
                              -----------     ----------    ------------    ------------
Net assets                     30,992,574      8,518,072     200,687,345     582,800,811
                              ===========     ==========    ============    ============

                        MORGAN KEEGAN SELECT FUND, INC.
                         Notes To Financial Statements
                                 June 30, 2003


Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1and December 31 of each year as occurring on the first day of the following tax year. For the year ended June 30, 2003 there were no realized losses of the funds reflected in the accompanying financial statements which will not be recognized for federal income tax purposes until next year.

As of June 30, 2003, the Financial Fund and the Intermediate Bond Fund had $396,333 and $496,231, respectively, of capital loss carryforwards that expire in 2011.

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended June 30, 2003, the fund recorded the following permanent reclassifications, which relate primarily to expiring capital loss carryforwards and the character of market discount at time of sale. Results of operations and net assets were not affected by these reclassifications.

                              Capital Growth  Financial Intermediate High Income
                                   Fund         Fund     Bond Fund      Fund
 Undistributed net investment
  income (loss)                 $(337,159)    $(60,699)   $169,599   $2,677,066
 Undistributed net realized
  gains (losses)                       --       33,650    (169,599)  (2,677,065)
 Paid-in capital                  337,159       27,049          --           (1)

At June 30, 2003, the cost of investments for federal income tax purposes were $26,548,401, $6,710,062, $194,689,906, and $591,711,704 for the Capital Growth
Fund, Financial Fund, Intermediate Bond Fund and High Income Fund, respectively.

                        MORGAN KEEGAN SELECT FUND, INC.
                             Financial Highlights
                                 June 30, 2003


                                                          Net Gains
                                   Net Asset            on Securities    Total    Dividends
                                     Value       Net       Realized      From     from Net
                                   Beginning  Investment     and      Investment  Investment
                                   of Period   Income    Unrealized   Operations   Income
Capital Growth Fund

Year ended June 30, 2003
 Class A                            $17.22     $(0.15)     $(0.34)      $(0.49)        -
 Class C                             17.13      (0.24)      (0.34)       (0.58)        -
 Class I                             17.26      (0.09)      (0.34)       (0.43)        -
Year ended June 30, 2002
 Class A                             19.77      (0.18)      (2.22)       (2.40)        -
 Class C                             19.76      (0.27)      (2.21)       (2.48)        -
 Class I (a)                         18.39      (0.09)      (1.04)       (1.13)        -
Year ended June 30, 2001
 Class A                             26.87      (0.13)      (3.05)       (3.18)        -
 Class C (b)                         19.77          -       (0.01)       (0.01)        -
 Class I                                 -          -           -            -         -
Year ended June 30, 2000 (Class A)   27.10      (0.20)      (0.03)       (0.23)        -
Year ended June 30, 1999 (Class A)   26.56      (0.17)       1.46         1.29         -

Financial Fund

Year ended June 30, 2003
 Class A                             11.56      (0.02)      (0.20)       (0.22)    (0.03)
 Class C                             11.46      (0.07)      (0.20)       (0.27)    (0.03)
 Class I                             11.66       0.03       (0.20)       (0.17)    (0.03)
Year ended June 30, 2002
 Class A                             11.32      (0.02)       0.32         0.30     (0.02)
 Class C                             11.27      (0.07)       0.32         0.25     (0.02)
 Class I                             11.36       0.04        0.32         0.36     (0.02)
Period ended June 30, 2001 (c)
 Class A                             10.00       0.04        1.28         1.32         -
 Class C                             10.00      (0.03)       1.30         1.27         -
 Class I                             10.00       0.06        1.30         1.36         -

See footnotes on page 56.

                                          MORGAN KEEGAN SELECT FUND, INC.
                                                Financial Highlights
                                                   June 30, 2003


                                      Net Asset                          Ratio of          Ratio of
Distributions                           Value             Net Assets      Expenses         Net Income     Portfolio
from Capital  Return of     Total      End of    Total      End of       to Average        to Average     Turnover
    Gains      Capital  Distributions  Period    Return     Period    Net Assets(delta) Net Assets(delta)   Rate

       -            -           -      $16.73    (2.85%)  $30,449,863       1.99%(e)          (1.00%)        77%
       -            -           -       16.55    (3.39%)       29,050       2.57%(e)          (1.58%)        77%
       -            -           -       16.83    (2.49%)      513,661       1.58%(e)          (0.59%)        77%
   (0.15)           -       (0.15)      17.22   (12.20%)   37,069,483       2.00%             (0.98%)        31%
   (0.15)           -       (0.15)      17.13   (12.66%)       32,933       2.49%             (1.47%)        31%
       -            -           -       17.26    (6.14%)      441,995       1.50%             (0.48%)        31%
   (3.92)           -       (3.92)      19.77   (13.81%)   47,075,292       1.97%             (1.07%)        29%
       -            -           -       19.76        -          5,394       1.97%             (1.07%)        29%
       -            -           -           -        -              -          -                  -           -
       -            -           -       26.87    (0.85%)   69,386,938       1.76%             (0.74%)        20%
   (0.72)       (0.03)      (0.75)      27.10     5.20%    95,893,801       1.74%             (0.68%)        15%


   (0.12)           -       (0.15)      11.19    (1.77%)    6,279,463       2.42%             (0.18%)         3%
   (0.12)           -       (0.15)      11.04    (2.22%)    1,536,217       2.91%             (0.67%)         3%
   (0.12)           -       (0.15)      11.34    (1.32%)      702,392       1.93%              0.32%          3%
   (0.04)           -       (0.06)      11.56     2.76%    11,495,119       2.26%             (0.15%)        19%
   (0.04)           -       (0.06)      11.46     2.24%     2,152,586       2.76%             (0.64%)        19%
   (0.04)           -       (0.06)      11.66     3.28%       990,643       1.77%              0.35%         19%
       -            -           -       11.32    13.20%    18,412,183       2.48%              0.36%         23%
       -            -           -       11.27    12.70%     2,382,468       2.98%             (0.15%)        23%
       -            -           -       11.36    13.60%     1,303,129       1.99%              0.84%         23%

                        MORGAN KEEGAN SELECT FUND, INC.
                             Financial Highlights
                                 June 30, 2003


                                                       Net Gains
                               Net Asset             on Securities   Total     Dividends
                                 Value       Net       Realized      From      from Net
                               Beginning  Investment     and      Investment  Investment
                               of Period    Income    Unrealized  Operations    Income
Intermediate Bond Fund

Year ended June 30, 2003
 Class A                        $10.17     $0.76        $0.21       $0.97      $(0.75)
 Class C                         10.17      0.73         0.20        0.93       (0.72)
 Class I                         10.17      0.79         0.21        1.00       (0.78)
Year ended June 30, 2002
 Class A                         10.21      0.96            -        0.96       (0.94)
 Class C                         10.21      0.93            -        0.93       (0.91)
 Class I                         10.21      0.99            -        0.99       (0.97)
Year ended June 30, 2001
 Class A                          9.74      0.78         0.47        1.25       (0.78)
 Class C                          9.74      0.74         0.47        1.21       (0.74)
 Class I                          9.74      0.80         0.47        1.27       (0.80)
Year ended June 30, 2000
 Class A                          9.85      0.68        (0.11)       0.57       (0.68)
 Class C                          9.85      0.67        (0.11)       0.56       (0.67)
 Class I                          9.85      0.72        (0.11)       0.61       (0.72)
Period ended June 30, 1999 (d)
 Class A                         10.00      0.16        (0.15)       0.01       (0.16)
 Class C                         10.00      0.15        (0.15)          -       (0.15)
 Class I                         10.00      0.16        (0.15)       0.01       (0.16)

High Income Fund

Year ended June 30, 2003
 Class A                         10.47      1.21         0.04        1.25       (1.14)
 Class C                         10.47      1.16         0.04        1.20       (1.09)
 Class I                         10.47      1.24         0.04        1.28       (1.17)
Year ended June 30, 2002
 Class A                         10.56      1.42        (0.07)       1.35       (1.33)
 Class C                         10.56      1.37        (0.07)       1.30       (1.28)
 Class I                         10.56      1.45        (0.07)       1.38       (1.36)
Year ended June 30, 2001
 Class A                          9.98      1.30         0.58        1.88       (1.30)
 Class C                          9.98      1.25         0.58        1.83       (1.25)
 Class I                          9.98      1.32         0.58        1.90       (1.32)
Year ended June 30, 2000
 Class A                         10.17      1.29        (0.19)       1.10       (1.29)
 Class C                         10.18      1.12        (0.20)       0.92       (1.12)
 Class I                         10.18      1.31        (0.20)       1.11       (1.31)
Period ended June 30, 1999 (d)
 Class A                         10.00      0.20         0.17        0.37       (0.20)
 Class C                         10.00      0.18         0.18        0.36       (0.18)
 Class I                         10.00      0.20         0.18        0.38       (0.20)

See footnotes on page 56.

                                      MORGAN KEEGAN SELECT FUND, INC.
                                           Financial Highlights
                                               June 30, 2003

                                                                      Ratio of      Ratio of
                                      Net Asset                      Expenses to   Net Income
Distributions                           Value           Net Assets     Average     to Average   Portfolio
from Capital  Return of     Total      End of   Total     End of         Net           Net      Turnover
    Gains      Capital  Distributions  Period   Return    Period    Assets(delta) Assets(delta)   Rate

       -          -        $(0.75)     $10.39    9.99%  $ 82,786,047     0.85%        7.38%       38%
       -          -         (0.72)      10.38    9.40%    84,553,526     1.20%        7.03%       38%
       -          -         (0.78)      10.39   10.15%    33,347,772     0.60%        7.63%       38%
   (0.06)         -         (1.00)      10.17    9.61%    54,495,867     0.89%(f)     9.55%       37%
   (0.06)         -         (0.97)      10.17    9.34%    31,788,056     1.23%(f)     9.20%       37%
   (0.06)         -         (1.03)      10.17    9.99%    20,289,077     0.64%(f)     9.80%       37%
       -          -         (0.78)      10.21   13.16%    12,375,281     0.89%(f)     7.73%       60%
       -          -         (0.74)      10.21   12.76%     9,396,442     1.23%(f)     7.54%       60%
       -          -         (0.80)      10.21   13.43%    10,104,733     0.63%(f)     7.90%       60%
       -          -         (0.68)       9.74    6.17%     6,101,095     0.90%(f)     6.95%       30%
       -          -         (0.67)       9.74    5.81%     4,401,369     1.25%(f)     6.71%       30%
       -          -         (0.72)       9.74    6.46%     1,823,405     0.65%(f)     7.30%       30%
       -          -         (0.16)       9.85    0.06%     3,164,863     0.90%(f)     6.48%        7%
       -          -         (0.15)       9.85   (0.04%)    1,986,591     1.25%(f)     6.22%        7%
       -          -         (0.16)       9.85    0.13%     1,068,933     0.65%(f)     6.82%        7%


   (0.03)         -         (1.17)      10.55   12.72%   298,816,127     1.13%       10.99%       67%
   (0.03)         -         (1.12)      10.55   12.16%   173,289,990     1.64%       10.48%       67%
   (0.03)         -         (1.20)      10.55   13.00%   110,694,694     0.88%       11.24%       67%
   (0.11)         -         (1.44)      10.47   13.57%   135,194,579     1.15%       13.52%       33%
   (0.11)         -         (1.39)      10.47   13.01%    74,953,800     1.64%       13.03%       33%
   (0.11)         -         (1.47)      10.47   13.85%    51,073,085     0.91%       13.76%       33%
       -          -         (1.30)      10.56   19.88%    28,873,999     1.19%(g)    12.86%       38%
       -          -         (1.25)      10.56   19.30%    15,758,616     1.69%(g)    12.36%       38%
       -          -         (1.32)      10.56   20.18%    17,413,569     0.95%(g)    13.18%       38%
       -          -         (1.29)       9.98    9.98%     5,542,495     1.25%(g)    10.89%       12%
       -          -         (1.12)       9.98    9.33%     7,806,453     1.75%(g)    10.68%       12%
       -          -         (1.31)       9.98   10.14%     5,888,854     1.00%(g)    11.27%       12%
       -          -         (0.20)      10.17    3.69%     1,028,584     1.25%(g)     8.74%        0%
       -          -         (0.18)      10.18    3.64%     4,064,710     1.75%(g)     8.65%        0%
       -          -         (0.20)      10.18    3.85%       931,780     1.00%(g)     9.40%        0%

                        MORGAN KEEGAN SELECT FUND, INC.
                             Financial Highlights
                                 June 30, 2003

(a) For the period from initial issuance (January 23, 2002) to June 30, 2002.
(b) For the period from initial issuance (June 15, 2001) to June 30, 2001.
(c) For the period from inception (August 30, 2000) to June 30, 2001.
(d) For the period from inception (March 22, 1999) to June 30, 1999.
(e) 2.12%, 2.61%, and 1.62% before excess reimbursement and fee waiver from Advisor for classes A, C, and I, respectively, for the period ended June 30, 2003.
(f) 0.91%, 1.25%, and 0.66% before excess reimbursement and fee waiver from Advisor for classes A, C, and I, respectively, for the year ended June 30, 2002, 1.12%, 1.47%, and 0.88% before excess reimbursement and fee waiver from Advisor for classes A, C, and I, respectively, for the year ended June 30, 2001, 1.51%, 1.85%, and 1.26% before excess reimbursement and fee waiver from Advisor for classes A, C, and I, respectively, for the year ended June 30, 2000, and 3.41%, 3.82%, and 3.13% before excess reimbursement and fee waiver from Advisor for classes A, C, and I, respectively, for the period ended June 30, 1999.
(g) 1.24%, 1.74%, and 1.00% before excess reimbursement and fee waiver from Advisor for classes A, C, and I, respectively, for the year ended June 30, 2001, 1.61%, 2.11%, and 1.37% before excess reimbursement and fee waiver from Advisor for classes A, C, and I, respectively, for the year ended June 30, 2000, and 4.39%, 4.86%, and 4.02% before excess reimbursement and fee waiver from Advisor for classes A, C, and I, respectively, for the period ended June 30, 1999.
 (delta) Ratio annualized for the periods less than one year.

                        REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Directors of Morgan Keegan Select Fund, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Regions Morgan Keegan Select Capital Growth Fund, Regions Morgan Keegan Select Financial Fund, Regions Morgan Keegan Intermediate Bond Fund and Regions Morgan Keegan High Income Fund (funds within Regions Morgan Keegan Select Fund, Inc., hereafter referred to as the "Funds") at June 30, 2003, the results of each of their operations, the changes in each of their net assets and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the fiscal periods presented on and prior to June 30, 2001 were audited by other independent accountants whose report, dated July 27, 2001, expressed an unqualified opinion on those statements.


/s/
PricewaterhouseCoopers LLP
Memphis, Tennessee
August 15, 2003

                        MORGAN KEEGAN SELECT FUND, INC.
                          Shareholder Voting Results


At a special meeting of shareholders held on June 26, 2003, the funds' shareholders approved a proposal to elect directors of the funds. The individuals listed in the table below were elected directors of the funds. All directors, except J. Kenneth Alderman, W. Randall Pitman, and Mary S. Stone, served as directors to the funds prior to the shareholder meeting.

Proposal No. 1: Election of Directors

                                                % of Shares   % of Shares
                                 Shares Voted      Voted      Outstanding
    Allen B. Morgan, Jr.
     For                           31,788,395        99.52%        42.72%
     Against                          152,329         0.48%         0.20%
    J. Kenneth Alderman
     For                           30,957,378        96.92%        42.60%
     Against                          983,346         3.08%         1.32%
    William Jefferies Mann
     For                           31,786,270        99.52%        42.72%
     Against                          154,454         0.48%         0.21%
    James Stillman R. McFadden
     For                           31,790,854        99.53%        42.72%
     Against                          149,870         0.47%         0.20%
    W. Randall Pittman
     For                           31,795,657        99.55%        42.73%
     Against                          145,067         0.45%         0.19%
    Mary S. Stone
     For                           31,800,005        99.56%        42.74%
     Against                          140,719         0.44%         0.19%
    Archie W. Willis III
     For                           31,779,810        99.50%        42.71%
     Against                          160,914         0.50%         0.22%
    James D. Witherington, Jr.
     For                           31,787,713        99.52%        42.72%
     Against                          153,011         0.48%         0.21%

                        MORGAN KEEGAN SELECT FUND, INC.
                        Board of Directors and Officers


The funds' officers are responsible for the operation of the funds under the direction of the Board of Directors. Each of the directors oversees four funds advised by Morgan Asset Management, Inc. The officers and directors of the funds and their principal occupations during the past five years are set forth below. An asterisk (*) indicates officers and/or directors who are interested persons of the funds as defined by the 1940 Act. The funds' Statement of Additional Information (SAI) includes more information about the directors. To request a free copy, please call Morgan Keegan at 1-800-564-2188.


                                    Position with the fund and Principal
Name                                 Occupation During Past Five Years
----                         ------------------------------------------------

Allen B. Morgan, Jr.*        President and Director. Mr. Morgan is
                             Chairman and Chief Executive Officer and
                             Executive Managing Director of Morgan
                             Keegan & Company, Inc. He also is a Director of Morgan Asset Management, Inc. and of
                             Regions Financial Corporation. Year of
                             election or appointment: 1986

James D. Witherington, Jr.   Director. Mr. Witherington is President of
                             SSM Corp. (management of venture capital funds). He also serves as a Director for several private companies. Year of election or appointment: 1986

William Jefferies Mann       Director. Mr. Mann is Chairman and President
                             of Mann Investments, Inc. (hotel investments/ consulting). He also serves as a Director for Heavy Machines, Inc. (equipment contractor).
                             Year of election or appointment: 1986

James Stillman R. McFadden   Director. Mr. McFadden is President and
                             Director of Starr Printing Co. (commercial printing). He is also President and Director of 1703, Inc. (restaurant management). He was formerly Vice President of Sterling Equities,
                             Inc (private equity financings). Year of election or appointment: 1996

                        MORGAN KEEGAN SELECT FUND, INC.
                        Board of Directors and Officers


                                Position with the fund and Principal
Name                             Occupation During Past Five Years
----                        --------------------------------------------

Archie W. Willis III        Director.  Mr. Willis is President of
                            Community Capital (financial advisory and real estate development consulting) and Vice
                            President of Community Realty Company
                            (real estate brokerage). He was formerly a First Vice President of Morgan Keegan &
                            Company, Inc. Year of election or
                            appointment: 2002

W. Randall Pittman          Director.  Mr. Pittman is Chief Financial
                            Officer of Emageon, Inc. (healthcare
                            information systems). From 1999 to 2002, he was Chief Financial Officer of BioCryst
                            Pharmaceuticals, Inc. (biotechnology) and from 1998 to 1999, he was Senior Vice
                            President - Finance of Caremark RX
                            (pharmacy benefit management). Year of
                            election or appointment: 2003

Mary S. Stone               Director.  Ms. Stone is the Hugh Culverhouse
                            Endowed Chair of Accountancy at the
                            University of Alabama, Culverhouse School of Accountancy. Year of election or appointment: 2003

J. Kenneth Alderman*        Director.  Mr. Alderman is President of
                            Regions Morgan Keegan Trust, Chief
                            Executive Officer of Morgan Asset
                            Management, and Executive Vice President of
                            Regions Financial Corporation. From 1995 to
                            2000, he served Regions as Senior Vice
                            President and Director to Capital Management
                            Group (investment advisor to Regions Funds).
                            Year of election or appointment: 2003

Joseph C. Weller*           Vice President, Treasurer & Assistant
                            Secretary. Mr. Weller is Executive Vice
                            President and Chief Financial Officer,
                            Secretary and Treasurer and Executive
                            Managing Director of Morgan Keegan &
                            Company, Inc. He also is a Director of
                            Morgan Asset Management, Inc. Year of
                            election or appointment: 1986

                        MORGAN KEEGAN SELECT FUND, INC.
                        Board of Directors and Officers


                               Position with the fund and Principal
Name                             Occupation During Past Five Years
----                        --------------------------------------------

Charles D. Maxwell*         Secretary and Assistant Treasurer. Mr.
                            Maxwell is a Managing Director and Assistant
                            Treasurer of Morgan Keegan & Company,
                            Inc. and Secretary/Treasurer of Morgan Asset
                            Management, Inc. He was formerly a senior
                            manager with Ernst & Young (accountants)
                            (1976-86). Year of election or appointment:
                            1986



This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning their objectives and policies, management fees, expenses, and other information.

                 --------------------------------------------

                                 Our Locations

Morgan Keegan provides personalized investment services through 145 offices in 14 states. Please access our Web site to locate the Morgan Keegan branch nearest you or contact us at 1-800-366-7426.

                                    Alabama

                                   Arkansas

                                    Florida

                                    Georgia

                                   Kentucky

                                   Louisiana

                                 Massachusetts

                                  Mississippi

                                   New York

                                North Carolina

                                South Carolina

                                   Tennessee

                                     Texas

                                   Virginia


                 --------------------------------------------

                                 Morgan Keegan
                         Morgan Keegan & Company, Inc.
                     Members New York Stock Exchange, SIPC

                             www.morgankeegan.com

ITEM 2.  CODE OF ETHICS.

Form N-CSR disclosure requirement not yet effective with respect to registrant.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not yet effective with respect to registrant.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-2(c) under the Act) within 90 days of this filing, the President and Treasurer of the registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the registrant is accumulated and communicated to the registrant's management to allow timely decisions regarding required disclosure.

     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

     (a) Form N-CSR disclosure requirement not yet effective with respect to registrant.

     (b)  The certifications required by Rule 30a-2 under the Investment Company
          Act  of  1940,   as  amended,   and   Sections  302  and  906  of  the
          Sarbanes-Oxley  Act  of  2002  are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)   Morgan Keegan Select Fund, Inc.
            ------------------------------------------------------------

By (Signature and Title) /s/ Carter E. Anthony
                         -----------------------------------------------
                              Carter E. Anthony, President

Date  September 5, 2003
     -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title) /s/ Carter E. Anthony
                         -----------------------------------------------
                              Carter E. Anthony, President

Date  September 5, 2003
     -------------------------------------------------------------------


By (Signature and Title) /s/ Joseph C. Weller
                         -----------------------------------------------
                             Joseph C. Weller, Treasurer


Date  September 5, 2003
     -------------------------------------------------------------------